UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after period end. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 99.2%

Communication Services — 12.0%

Alphabet, Cl A*	7,254	$13,255,669

Alphabet, Cl C*	7,220	13,254,043

Facebook, Cl A*	53,190	13,740,573

Netflix*	16,000	8,518,240

		48,768,525

Consumer Discretionary — 20.8%

Amazon.com*	12,871	41,267,000

Booking Holdings*	2,170	4,219,196

Chipotle Mexican Grill, Cl A*	4,000	5,920,000

Home Depot	35,590	9,638,484

Lululemon Athletica*	7,500	2,465,100

NIKE, Cl B	40,000	5,343,600

O’Reilly Automotive*	6,000	2,552,820

Starbucks	47,550	4,603,315

Tesla*	4,500	3,570,885

TJX	83,000	5,315,320

		84,895,720

Consumer Staples — 1.1%

Costco Wholesale	12,632	4,451,896

Financials — 2.5%

JPMorgan Chase	46,000	5,918,820

Moody’s	15,905	4,234,865

		10,153,685

Health Care — 13.4%

Abbott Laboratories	50,000	6,179,500

Boston Scientific*	160,000	5,670,400

Danaher	28,500	6,778,440

Edwards Lifesciences*	28,500	2,353,530

Description	Shares	Value

Eli Lilly and	30,000	$6,239,100

Humana	11,500	4,405,765

Merck	55,000	4,238,850

Seagen*	20,000	3,285,400

UnitedHealth Group	17,800	5,937,724

Vertex Pharmaceuticals*	24,500	5,612,460

Zoetis, Cl A	26,235	4,046,749

		54,747,918

Industrials — 3.6%

Canadian Pacific Railway	18,040	6,065,409

Fortive	42,000	2,775,360

Uber Technologies*	40,000	2,037,200

Union Pacific	20,000	3,949,400

		14,827,369

Information Technology — 42.8%

Adobe*	21,000	9,634,170

Advanced Micro Devices*	15,000	1,284,600

Apple	233,584	30,823,745

Autodesk*	10,000	2,774,300

Global Payments	11,000	1,941,720

Inphi*	45,000	7,587,450

Mastercard, Cl A	43,410	13,730,149

Microsoft	174,000	40,361,040

NVIDIA	15,500	8,053,645

PayPal Holdings*	54,020	12,657,426

QUALCOMM	29,500	4,610,260

salesforce.com*	48,135	10,857,330

ServiceNow*	16,000	8,690,560

Twilio, Cl A*	10,000	3,594,300

Visa, Cl A	71,600	13,836,700

Workday, Cl A*	17,500	3,981,775

		174,419,170

Materials — 1.2%

Sherwin-Williams	7,000	4,842,600

Real Estate — 0.6%

American Tower ‡	10,500	2,387,280

Telecommunication Services — 1.2%

Pinterest, Cl A*	30,000	2,055,300

Snap, Cl A*	55,000	2,911,700

		4,967,000

Total Common Stock (Cost $ 172,552,797)		404,461,163

Total Investments — 99.2% (Cost $ 172,552,797)		$404,461,163

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

Percentages are based on Net Assets of $407,659,090.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust
Cl	— Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 20.9%

Communication Services — 0.7%

Telecom Argentina 8.500%, 08/06/25 (A)	$5,000,000	$4,443,750

T-Mobile USA
2.625%, 02/15/29	2,000,000	2,010,400
2.550%, 02/15/31 (A)	13,000,000	13,315,640

Zayo Group Holdings 4.000%, 03/01/27 (A)	1,000,000	1,002,820

		20,772,610

Consumer Discretionary — 6.7%

Air Canada 7.750%, 04/15/21 (A)	1,995,000	2,007,469

Capitol Investment Merger Sub 2 10.000%, 08/01/24 (A)	10,000,000	10,900,000

Carnival 11.500%, 04/01/23 (A)	2,500,000	2,837,500

Choice Hotels International
3.700%, 01/15/31	3,000,000	3,262,350
3.700%, 12/01/29	8,000,000	8,710,160

Description	Face Amount	Value

Expedia 3.800%, 02/15/28	$5,915,000	$6,299,786

Expedia Group 4.625%, 08/01/27 (A)	5,000,000	5,540,501

Ford Motor
9.625%, 04/22/30	5,750,000	8,148,834
9.000%, 04/22/25	1,412,000	1,717,246
5.291%, 12/08/46	5,500,000	5,793,865
4.346%, 12/08/26	19,033,000	20,349,893

Ford Motor Credit
5.125%, 06/16/25	1,000,000	1,086,250
4.375%, 08/06/23	2,000,000	2,082,920

GameStop
10.000%, 03/15/23 (A)	1,150,000	1,201,031
6.750%, 03/15/21 (A)	2,137,000	2,137,000

General Motors Financial
5.200%, 03/20/23	4,000,000	4,371,187
4.000%, 01/15/25	11,126,000	12,235,846

Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	6,000,000	5,821,395

Macy’s 8.375%, 06/15/25 (A)	7,000,000	7,752,500

Marriott International 3.500%, 10/15/32	3,000,000	3,179,307

Mohawk Industries 3.625%, 05/15/30	13,000,000	14,521,810

Mohegan Gaming & Entertainment 8.000%, 02/01/26 (A)	9,000,000	9,007,920

QVC
4.850%, 04/01/24	4,500,000	4,888,125
4.750%, 02/15/27	4,000,000	4,288,500

Scientific Games International 8.625%, 07/01/25 (A)	5,750,000	6,217,187

Staples 10.750%, 04/15/27 (A)	2,850,000	2,764,073

STL Holding 7.500%, 02/15/26 (A)	12,500,000	13,000,000

TJX 3.875%, 04/15/30	5,000,000	5,852,249

TransJamaican Highway 5.750%, 10/10/36 (A)	1,500,000	1,530,000

Under Armour 3.250%, 06/15/26	3,200,000	3,207,312

VistaJet Malta Finance 10.500%, 06/01/24 (A)	26,799,000	27,401,977

		208,114,193

Energy — 3.7%

Antero Midstream Partners
7.875%, 05/15/26 (A)	4,000,000	4,280,500
5.750%, 01/15/28 (A)	15,000,000	15,000,000

Apache 7.750%, 12/15/29	4,138,000	4,665,595

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Colbun 3.150%, 03/06/30	$200,000	$213,939

Exxon Mobil 3.482%, 03/19/30	2,000,000	2,265,910

Intesa Sanpaolo 4.000%, 09/23/29 (A)	5,000,000	5,583,365

Lukoil International Finance BV 4.563%, 04/24/23	3,000,000	3,199,410

New England Power 2.807%, 10/06/50 (A)	5,000,000	4,851,332

Noble Holding International
6.050%, 03/01/41 (B)	13,462,000	269,240
4.900%, 08/01/20 (B)	16,451,000	329,020
4.625%, 03/01/21 (B)	57,294,000	1,145,880

NuStar Logistics 6.000%, 06/01/26	1,000,000	1,062,500

Petroleos Mexicanos
6.840%, 01/23/30	4,000,000	4,020,000
5.350%, 02/12/28	7,000,000	6,713,000

Seadrill New Finance
12.000%, 07/15/25	13,575,356	6,176,787
12.000%, 07/15/25 (B)	65,338,161	29,728,863

Standard Chartered 0.991%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.780%, 01/12/25 (A)	1,000,000	1,000,453

Suriname Government International Bond 9.875%, 12/30/23 (A)	8,000,000	5,440,000

Talen Energy Supply 7.250%, 05/15/27 (A)	1,500,000	1,586,250

Tallgrass Energy Partners 6.000%, 03/01/27 (A)	1,000,000	1,010,000

Transocean 11.500%, 01/30/27 (A)	22,118,000	17,086,155

Weatherford International 11.000%, 12/01/24 (A)	584,000	500,780

		116,128,979

Financials — 4.0%

Aflac 3.600%, 04/01/30	5,000,000	5,749,302

Assured Guaranty US Holdings 5.000%, 07/01/24	5,000,000	5,728,416

Athene Holding 6.150%, 04/03/30	10,000,000	12,440,784

BankUnited 5.125%, 06/11/30	9,450,000	10,973,371

Barclays MTN 4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,379,121

Capital One Financial 3.800%, 01/31/28	5,000,000	5,693,970

Description	Face Amount	Value

Chubb INA Holdings 1.375%, 09/15/30	$5,000,000	$4,881,766

Deutsche Bank 4.500%, 04/01/25	15,000,000	16,043,427

Enova International 8.500%, 09/15/25 (A)	15,557,000	15,168,075

Farmers Exchange Capital 7.050%, 07/15/28 (A)	6,075,000	7,572,512

Genworth Holdings 7.625%, 09/24/21	4,750,000	4,750,000

Huntington Bancshares 2.550%, 02/04/30	3,000,000	3,198,487

Nasdaq 1.650%, 01/15/31	5,000,000	4,876,422

Navient 5.000%, 03/15/27	1,000,000	1,016,250

Societe Generale 5.000%, 01/17/24 (A)	4,025,000	4,449,709

Synchrony Financial 4.500%, 07/23/25	9,905,000	11,167,253

Wachovia 6.605%, 10/01/25	5,650,000	6,976,641

		123,065,506

Industrials — 2.2%

American Airlines Group 11.750%, 07/15/25 (A)	5,000,000	5,800,500
3.750%, 03/01/25 (A)	10,000,000	7,657,800

Boeing 2.950%, 02/01/30	3,344,000	3,403,989
2.850%, 10/30/24	1,625,000	1,713,134
2.300%, 08/01/21	2,688,000	2,712,827

Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	7,977,883

Carrier Global 2.700%, 02/15/31	2,000,000	2,112,550

Equifax 3.100%, 05/15/30	3,000,000	3,276,370

FedEx 3.100%, 08/05/29	5,000,000	5,486,229

Flowserve 4.000%, 11/15/23	1,000,000	1,057,599
3.500%, 10/01/30	4,000,000	4,257,189

General Electric MTN 5.875%, 01/14/38	4,377,000	5,848,614

Great Lakes Dredge & Dock 8.000%, 05/15/22	1,410,000	1,432,913

Teekay 9.250%, 11/15/22 (A)	13,750,000	13,887,500

		66,625,097

Information Technology — 3.1%

Amkor Technology 6.625%, 09/15/27 (A)	1,900,000	2,068,625

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Avaya 6.125%, 09/15/28 (A)	$4,000,000	$4,260,000

Castle US Holding 9.500%, 02/15/28 (A)	1,000,000	1,026,610

Citrix Systems 3.300%, 03/01/30	6,000,000	6,452,960

Diebold Nixdorf 9.375%, 07/15/25 (A)	500,000	553,125
8.500%, 04/15/24	26,371,000	26,898,420

Jabil 3.600%, 01/15/30	4,496,000	4,936,169

Juniper Networks 3.750%, 08/15/29	10,000,000	11,253,921

Micron Technology 4.185%, 02/15/27	10,000,000	11,611,823

Motorola Solutions 4.600%, 05/23/29	21,435,000	25,433,963

QUALCOMM 2.150%, 05/20/30	3,000,000	3,114,845

		97,610,461

Materials — 0.1%

Cleveland-Cliffs 6.750%, 03/15/26 (A)	1,500,000	1,614,060

Nacional del Cobre de Chile 3.150%, 01/15/51 (A)	500,000	487,208

		2,101,268

Real Estate — 0.1%

Brookfield Property 5.750%, 05/15/26 ‡(A)	2,000,000	2,080,000

Utilities — 0.3%

Pacific Gas and Electric 4.500%, 07/01/40	5,000,000	5,456,353
3.750%, 08/15/42	5,000,000	4,911,687

		10,368,040

Total Corporate Obligations (Cost $703,005,155)		646,866,154

COLLATERALIZED LOAN OBLIGATIONS — 19.1%

Collateralized Loan Obligation — 19.1%

Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A 1.771%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (A)	3,000,000	2,999,655

Apidos XI, Ser 2019-11A, Cl BRR 1.923%, VAR ICE LIBOR USD 3 Month+1.700%, 10/17/30 (A)	15,000,000	15,037,920

Apidos XXVIII, Ser 2017-28A, Cl A2 1.624%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (A)	15,000,000	14,977,935

Description	Face Amount	Value

Avery Point IV, Ser 2017-1A, Cl BR 1.818%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (A)	$7,500,000	$7,505,602

BCC Middle Market, Ser 2018-1A, Cl A1A 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (A)	21,000,000	20,767,278

Benefit Street Partners III, Ser 2017-IIIA, Cl A1R 1.474%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (A)	14,975,799	14,964,403

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 6.824%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	5,000,000	4,516,950

Benefit Street Partners IV, Ser 2019-IVA, Cl A1RR 1.474%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (A)	10,000,000	9,992,390

Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR 1.324%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (A)	5,450,000	5,446,806

BlueMountain, Ser 2019-2A, Cl A2R 2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (A)	23,000,000	23,053,843

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 2.023%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	4,500,000	4,295,308

Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2 1.414%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (A)	24,855,641	24,289,678

Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2 2.084%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (A)	7,000,000	7,052,472

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A 1.263%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (A)	14,877,491	14,875,854

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2 1.763%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (A)	9,000,000	8,967,321

Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR 1.381%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (A)	15,834,091	15,850,352

Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A 1.991%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (A)	10,000,000	9,992,980

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

CIFC Funding, Ser 2018-1A, Cl A 1.223%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (A)	$10,000,000	$9,969,330

CIFC Funding, Ser 2018-1A, Cl C 1.973%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	2,000,000	1,989,248

Dryden 68, Ser 2019-68A, Cl B 1.981%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (A)	11,750,000	11,744,936

Fortress Credit Opportunities IX, Ser 2017- 9A, Cl A1T 1.771%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (A)	21,000,000	20,938,995

Galaxy XXI, Ser 2015-21A, Cl AR 1.244%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (A)	5,000,000	4,988,320

GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R 1.930%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (A)	15,000,000	14,788,350

Golub Capital Partners, Ser 2017-17A, Cl A1R 1.865%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (A)	9,000,000	8,941,734

Golub Capital Partners, Ser 2017-19RA, Cl A1A 1.515%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (A)	20,000,000	20,018,300

Golub Capital Partners, Ser 2017-21A, Cl AR 1.685%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (A)	11,000,000	10,894,279

Golub Capital Partners, Ser 2017-21A, Cl CR 2.665%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	2,000,000	1,941,806

Golub Capital Partners, Ser 2017-22A, Cl AR 1.404%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (A)	9,000,000	8,997,885

Golub Capital Partners, Ser 2017-23A, Cl AR 1.424%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (A)	20,000,000	19,907,000

Golub Capital Partners, Ser 2017-23A, Cl BR 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	4,000,000	4,030,268

Golub Capital Partners, Ser 2017-24A, Cl AR 1.825%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (A)	9,500,000	9,464,565

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-24A, Cl DR 4.125%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	$3,000,000	$2,954,946

Golub Capital Partners, Ser 2018-26A, Cl BR 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	12,000,000	11,914,452

Golub Capital Partners, Ser 2018-36A, Cl A 1.495%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (A)	11,000,000	10,904,399

Golub Capital Partners, Ser 2019-34A, Cl AR 1.895%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (A)	7,000,000	6,926,829

LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1 1.303%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (A)	13,000,000	13,007,228

MCF IV, Ser 2017-1A, Cl AR 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (A)	10,000,000	9,905,680

MCF IV, Ser 2017-1A, Cl CR 2.874%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	3,000,000	2,954,445

NewStar Berkeley Fund, Ser 2019-1A, Cl AR 1.818%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (A)	4,176,678	4,154,675

NXT Capital, Ser 2017-1A, Cl A 1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (A)	9,000,000	8,947,260

NXT Capital, Ser 2020-1A, Cl B 2.560%, VAR ICE LIBOR USD 3 Month+2.400%, 01/20/31 (A)	2,250,000	2,244,335

Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl B 1.973%, VAR ICE LIBOR USD 3 Month+1.750%, 12/12/30 (A)	8,000,000	8,054,120

Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl C 2.423%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (A)	5,100,000	5,145,900

Oaktree EIF II, Ser 2017-IIIA, Cl A2 1.673%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (A)	7,250,000	7,251,660

Oaktree, Ser 2019-3A, Cl B 2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (A)	13,500,000	13,529,119

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Oaktree, Ser 2019-4A, Cl B 2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (A)	$25,000,000	$25,058,400

Octagon Investment Partners XX, Ser 2019-4A, Cl B 2.114%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (A)	9,500,000	9,515,894

OHA Credit Partners VII, Ser 2016-7A, Cl DR 4.424%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (A)	6,500,000	6,498,174

OZLM Funding IV, Ser 2017-4A, Cl A2R 1.922%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (A)	5,000,000	5,007,090

OZLM XVI, Ser 2017-16A, Cl A1 1.481%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (A)	9,947,888	9,967,186

Sudbury Mill, Ser 2013-1A, Cl E 4.973%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	1,500,000	1,195,170

Thayer Park, Ser 2017-1A, Cl B 2.574%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (A)	9,500,000	9,504,152

Venture 35, Ser 2018-35A, Cl BL 2.072%, VAR ICE LIBOR USD 3 Month+1.850%, 10/22/31 (A)	20,000,000	20,154,600

Venture XIX, Ser 2018-19A, Cl ARR 1.501%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (A)	19,250,000	19,290,252

Venture, Ser 2019-37A, Cl BN 2.141%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (A)	10,000,000	10,025,520

Zais, Ser 2017-1A, Cl A2 1.741%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (A)	11,250,000	11,063,723

Zais, Ser 2018-1A, Cl B 1.691%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (A)	5,000,000	4,835,585

Total Collateralized Loan Obligations (Cost $594,865,660)		593,212,557

MORTGAGE-BACKED SECURITIES — 18.9%

Agency Mortgage-Backed Obligation — 4.5%

FHLMC 3.069%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	4,987,352	5,204,782

Description	Face Amount	Value
2.359%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	$5,367,975	$5,555,627

FHLMC REMIC, Ser 2011-3898, Cl FC 0.637%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	1,722,442	1,740,758

FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	1,089,113	128,491

FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	8,847,611	10,070,461

FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	4,172,426	188,878

FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	1,724,861	35,164

FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	5,693,339	212,120

FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	2,713,424	151,934

FHLMC, Ser 2012-4116, Cl MI, IO 4.000%, 10/15/42	23,252,197	3,081,593

FHLMC, Ser 2012-4116, Cl PI, IO 4.000%, 10/15/42	7,466,380	1,387,933

FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	7,629,548	417,513

FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	14,734,037	1,504,049

FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	4,785,628	265,551

FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	12,133,412	1,439,276

FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	7,982,711	551,239

FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	988,028	68,425

FHLMC, Ser 2017-4655, Cl HA 3.500%, 01/15/42	2,504,709	2,517,800

FHLMC, Ser 2017-4662, Cl VC 3.500%, 08/15/35	5,000,000	5,193,029

FHLMC, Ser 2017-4671, Cl ME 3.000%, 02/15/43	6,505,207	6,618,599

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FHLMC, Ser 2017-4675, Cl VE 3.500%, 08/15/37	$4,707,000	$5,094,078

FHLMC, Ser 2018-4773, Cl DM 4.000%, 09/15/42	775,337	775,282

FHLMC, Ser 2019-4908, Cl AS, IO 5.970%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	17,901,807	3,506,185

FNMA 5.500%, 04/01/38 to 05/01/44	5,950,585	6,949,162
4.500%, 08/01/41	4,288,998	4,826,096
4.000%, 03/01/47	1,203,594	1,327,202
3.261%, VAR ICE LIBOR USD 12 Month+1.755%, 02/01/42	2,670,894	2,798,855
3.000%, 10/01/32 to 01/01/50	11,864,722	12,686,834
2.840%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	2,482,553	2,593,093
2.710%, 08/01/23	259,243	272,300
2.250%, 10/30/24	10,000,000	10,698,104

FNMA REMIC, Ser 2017-52, Cl DI, IO 4.500%, 07/25/47	12,362,006	1,715,132

FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	2,100,557	347,850

FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	1,722,758	265,371

FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	3,093,733	503,885

FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	2,238,493	275,336

FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	3,464,947	493,409

FNMA, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	1,938,607	98,339

FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	4,039,727	4,334,990

FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	1,921,487	68,164

FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	7,924,957	441,829

FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	8,478,515	704,014

FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	5,525,551

Description	Face Amount	Value

FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	$4,193,330	$182,674

FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	5,004,046	5,091,634

FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	7,732,721	752,450

FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	1,214,483	34,890

FNMA, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	5,316,280	451,061

FNMA, Ser 2017-4, Cl VD 3.500%, 06/25/37	10,000,000	10,123,952

FNMA, Ser 2017-53, Cl KA 3.500%, 12/25/43	1,915,527	1,940,730

FNMA, Ser 2019-44, Cl CI, IO 4.000%, 08/25/59	10,560,728	1,936,867

FNMA, Ser 2019-44, Cl PI, IO 4.000%, 08/25/49	12,269,344	1,248,051

GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	2,332,194	29,800

GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (C)	12,558,825	2,377,016

GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	2,281,359	83,760

GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	5,407,029	454,753

GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	3,605,664	332,302

GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	7,372,603	472,387

GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	6,831,373	393,894

GNMA, Ser 2017-137, Cl DI, IO 3.000%, 02/20/47	4,671,577	108,888

		138,649,392

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Commercial Mortgage-Backed Obligation — 12.1%

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.786%, 02/10/51 (C)	$240,943	$244,532

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.786%, 02/10/51 (A) (C)	4,925,000	4,301,495

BANK, Ser 2018-BN10, Cl A5 3.688%, 02/15/61	10,000,000	11,409,577

BANK, Ser 2018-BN14, Cl A3 3.966%, 09/15/60	10,000,000	11,577,554

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.432%, 01/12/45 (C)	14,150,000	11,611,844

Benchmark Mortgage Trust, Ser 2020-B18, Cl E 2.250%, 07/15/53 (A)	8,000,000	6,708,097

Benchmark Mortgage Trust, Ser 2020-B21, Cl D 2.000%, 12/17/53 (A)	13,000,000	11,121,257

Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4 2.437%, 09/15/48 (A)	10,000,000	10,622,050

Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.055%, 06/10/48 (C)	5,000,000	5,288,293

Commercial Mortgage Trust, Ser 2012- CR2, Cl C 4.831%, 08/15/45 (C)	1,000,000	995,184

Commercial Mortgage Trust, Ser 2012- CR2, Cl D 4.831%, 08/15/45 (A) (C)	224,200	207,614

Commercial Mortgage Trust, Ser 2014- LC15, Cl D 4.984%, 04/10/47 (A) (C)	9,500,000	9,513,948

Commercial Mortgage Trust, Ser 2014- UBS6, Cl C 4.446%, 12/10/47 (C)	4,000,000	3,957,588

Commercial Mortgage Trust, Ser 2015- DC1, Cl D 4.308%, 02/10/48 (A) (C)	9,000,000	7,010,698

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.997%, 02/15/41 (A) (C)	4,107,435	239,874

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.377%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	76,581	72,752

Description	Face Amount	Value

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX 4.877%, 04/15/37	$6,855	$6,786

CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4 4.053%, 03/15/52	10,000,000	11,665,471

CSMC Trust, Ser 2019-AFC1, Cl A1 2.573%, 07/25/49 (A)	9,480,173	9,733,211

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.535%, 11/10/46 (A) (C)	1,450,000	1,449,597

FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3 6.002%, 11/25/52 (A) (C)	36,542,471	34,777,462

FNMA, Ser 2020-44, Cl MI, IO 2.500%, 01/25/57	16,475,222	2,192,796

Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A 3.144%, 12/10/36 (A)	5,000,000	5,330,842

FREMF Mortgage Trust, Ser 2012-K21, Cl C 3.935%, 07/25/45 (A) (C)	5,000,000	5,172,046

FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.686%, 08/25/45 (A) (C)	4,500,000	4,651,405

FREMF Mortgage Trust, Ser 2013-K26, Cl C 3.597%, 12/25/45 (A) (C)	5,000,000	5,204,880

FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.394%, 07/25/22 (A) (C)	5,000,000	5,159,047

FREMF Mortgage Trust, Ser 2015-K720, Cl C 3.394%, 07/25/22 (A) (C)	8,000,000	8,195,630

FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.565%, 11/25/47 (A) (C)	14,000,000	14,388,479

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A) (C)	5,000,000	5,475,954

FREMF Mortgage Trust, Ser 2016-K57, Cl C 3.919%, 08/25/49 (A) (C)	8,840,000	9,605,679

FREMF Mortgage Trust, Ser 2017-K67, Cl B 3.944%, 09/25/49 (A) (C)	2,000,000	2,226,797

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.804%, 12/25/49 (A) (C)	3,403,000	3,766,814

Galton Funding Mortgage Trust, Ser 2019-1, Cl A22 4.000%, 02/25/59 (A) (C)	963,552	995,810

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Galton Funding Mortgage Trust, Ser 2019-2, Cl A21 4.000%, 06/25/59 (A) (C)	$7,612,869	$7,818,745

GNMA, Ser 2015-103, Cl CI, IO 4.000%, 07/20/45	26,316,047	2,559,604

GNMA, Ser 2016-99, Cl ID, IO 4.500%, 04/16/44	22,022,130	4,689,824

GNMA, Ser 2019-137, Cl GI, IO 4.000%, 11/20/49	51,356,182	5,919,247

GNMA, Ser 2020-189, Cl IJ, IO 2.500%, 12/20/50	28,158,934	3,131,932

GS Mortgage Securities Trust, Ser 2017- G5, Cl AS 3.826%, 03/10/50 (C)	3,500,000	3,919,425

GS Mortgage Securities Trust, Ser 2018- GS9, Cl A4 3.992%, 03/10/51 (C)	10,000,000	11,591,218

Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1 3.454%, 01/25/59 (A) (C)	2,136,811	2,161,514

Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1 2. 675%, 11/25/59 (A) (C)	6,892,011	7,040,902

Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B 3.380%, 07/10/39 (A) (C)	2,500,000	2,793,897

Impact Funding, Ser 2001-AA, Cl D 5.036%, 07/25/33 (A) (C)	62,892	62,685

JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.350%, 06/15/49 (C)	4,328,000	4,149,105

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS 5.337%, 05/15/47	2,238,223	1,556,588

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 6.523%, 02/15/51 (C)	1,923,542	1,792,386

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.994%, 02/15/51 (A) (B) (C) (D)	1,000,000	—

LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.242%, 07/15/40 (C)	218,665	210,118

Description	Face Amount	Value

LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 03/10/49 (A)	$3,000,000	$3,160,293

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C 4.746%, 05/15/49 (C)	2,413,000	2,440,115

Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (C)	114,635	91,351

Morgan Stanley Capital I, Ser 2007-T27, Cl B 6.014%, 06/11/42 (A) (C)	500,000	516,616

New Residential Mortgage Loan Trust, Ser 2020-NPL1, Cl A1 4.335%, 07/25/60 (A)	9,406,087	9,555,320

PSMC Trust, Ser 2020-2, Cl A2 3.000%, 05/25/50 (A) (C)	3,535,010	3,609,998

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.569%, 05/10/45 (A) (C)	9,160,000	9,045,210

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D 4.889%, 05/10/63 (A) (C)	7,245,000	4,305,615

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 4.889%, 05/10/63 (A) (C)	15,614,806	7,596,420

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.031%, 08/10/49 (A) (C)	3,000,000	3,149,971

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.470%, 12/10/45 (A) (C)	13,624,000	8,127,561

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.709%, 01/15/59 (C)	5,000,000	5,351,933

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (A) (C)	2,000,000	1,961,350

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	5,266,181

Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A 4.058%, 08/17/36 (A) (C)	5,000,000	5,640,921

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4 4.012%, 03/15/51 (C)	$6,000,000	$6,962,696

West Town Mall Trust, Ser 2017-KNOX, Cl A 3.823%, 07/05/30 (A)	4,866,338	4,887,433

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 5.040%, 03/15/46 (C)	3,000,000	3,059,663

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (A) (C)	7,310,000	6,623,640

		375,630,540

Non-Agency Residential Mortgage-Backed Obligation — 2.3%

Arroyo Mortgage Trust, Ser 2018-1, Cl A1 3.763%, 04/25/48 (A) (C)	9,413,758	9,578,052

Arroyo Mortgage Trust, Ser 2019-2, Cl A2 3.498%, 04/25/49 (A) (C)	6,958,734	7,211,401

Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (B) (D)	1,000,000	—

CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5 4.033%, 04/15/51	10,000,000	11,550,416

Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1 3.479%, 04/25/58 (A) (C)	1,317,035	1,345,222

FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A) (C)	2,156,252	2,203,051

JPMorgan Mortgage Trust, Ser 2016-4, Cl A3 3.500%, 10/25/46 (A) (C)	857,916	872,482

JPMorgan Mortgage Trust, Ser 2017-1, Cl A3 3.500%, 01/25/47 (A) (C)	479,001	480,189

JPMorgan Mortgage Trust, Ser 2019-1, Cl A3 4.000%, 05/25/49 (A) (C)	2,217,373	2,275,174

Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.887%, 04/25/43 (A) (C)	106,398,177	2,124,176

Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 02/25/47 (A) (C)	963,716	969,553

Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A) (C)	790,031	791,470

Description	Face Amount	Value

Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2 3.500%, 08/25/47 (A) (C)	$793,236	$812,585

Sequoia Mortgage Trust, Ser 2018-3, Cl A4 3.500%, 03/25/48 (A) (C)	699,754	700,535

Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2 4.000%, 10/25/48 (A) (C)	1,373,858	1,404,083

Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1 4.500%, 03/25/49 (A) (C)	1,842,355	1,890,267

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1 4.000%, 11/25/48 (A) (C)	3,161,874	3,229,410

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1 4.000%, 04/25/49 (A) (C)	2,565,434	2,614,825

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1 3.500%, 07/25/49 (A) (C)	4,106,090	4,219,005

Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1 3.000%, 12/25/49 (A) (C)	7,330,234	7,497,166

Wells Fargo Mortgage Backed Securities Trust, Ser 2020-4, Cl A2 2.500%, 07/25/50 (A) (C)	1,609,702	1,656,808

Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7 3.500%, 07/25/47 (A) (C)	241,451	241,383

WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.847%, 06/20/44 (A) (C)	1,436,482	1,484,561

WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A) (C)	531,433	552,956

WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A) (C)	1,069,225	1,108,553

WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (A) (C)	1,471,021	1,525,311

WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (A) (C)	1,699,190	1,736,931

		70,075,565

Total Mortgage-Backed Securities (Cost $620,590,367)		584,355,497

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 18.1%

U.S. Treasury Bonds 1.375%, 11/15/40	$30,000,000	$28,514,062
1.250%, 05/15/50	25,000,000	21,539,062

U.S. Treasury Inflationary Protection Securities 1.000%, 02/15/46 to 02/15/48	17,142,420	23,297,588
0.875%, 01/15/29	30,918,000	36,513,031

U.S. Treasury Notes 2.875%, 05/15/28	200,000,000	229,320,312
2.375%, 05/15/29	17,000,000	18,961,641
1.500%, 08/15/26	15,000,000	15,783,398
0.875%, 11/15/30	15,000,000	14,697,656
0.125%, 08/31/22 to 11/30/22	141,000,000	141,023,165

0.120%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/22	30,000,000	30,009,430

Total U.S. Treasury Obligations (Cost $518,827,960)		559,659,345

ASSET-BACKED SECURITIES — 17.5%

Automotive — 13.5%

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (A)	2,180,000	2,186,793

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F 6.440%, 06/12/25 (A)	4,000,000	4,232,043

American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D 4.400%, 01/13/25 (A)	12,605,000	13,058,271

American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C 2.760%, 09/12/25 (A)	6,500,000	6,615,269

American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D 2.390%, 03/13/26 (A)	2,000,000	2,056,875

American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E 7.600%, 02/16/27 (A)	13,750,000	15,536,704

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D 2.400%, 06/15/26 (A)	6,500,000	6,744,696

American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E 3.650%, 12/14/26 (A)	4,000,000	4,186,172

AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl D 3.420%, 04/18/23	8,570,000	8,783,690

Description	Face Amount	Value

Avid Automobile Receivables Trust, Ser 2019-1, Cl D 4.030%, 07/15/26 (A)	$1,300,000	$1,324,029

Benefit Street Partners CLO IV, Ser 2021- IVA, Cl A2AR %, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/32 (A)	8,750,000	8,750,000

Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4 2.960%, 06/19/24 (A)	5,000,000	5,215,822

CarMax Auto Owner Trust, Ser 2017-3, Cl D 3.460%, 10/16/23	250,000	253,697

CarMax Auto Owner Trust, Ser 2018-1, Cl D 3.370%, 07/15/24	1,485,000	1,541,887

Carmax Auto Owner Trust, Ser 2018-4, Cl D 4.150%, 04/15/25	1,000,000	1,054,545

Carnow Auto Receivables Trust, Ser 2019-1A, Cl A 2.720%, 11/15/22 (A)	3,296,749	3,314,678

Carvana Auto Receivables Trust, Ser 2019-1A, Cl E 5.640%, 01/15/26 (A)	8,000,000	8,561,037

Carvana Auto Receivables Trust, Ser 2019-2A, Cl B 2.740%, 12/15/23 (A)	9,000,000	9,131,227

Carvana Auto Receivables Trust, Ser 2019-3A, Cl E 4.600%, 07/15/26 (A)	5,000,000	5,260,235

Carvana Auto Receivables Trust, Ser 2019-4A, Cl E 4.700%, 10/15/26 (A)	6,000,000	6,409,926

CF Hippolyta, Ser 2020-1, Cl A2 1.990%, 07/15/60 (A)	5,697,478	5,753,716

CPS Auto Receivables Trust, Ser 2016-A, Cl F 7.650%, 03/15/23 (A)	10,540,000	10,561,814

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	6,500,000	6,609,287

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	8,000,000	8,142,660

CPS Auto Receivables Trust, Ser 2017-B, Cl D 3.950%, 03/15/23 (A)	1,763,296	1,771,903

CPS Auto Receivables Trust, Ser 2019-B, Cl F 7.480%, 06/15/26 (A)	6,055,000	6,319,781

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2019-D, Cl D 2.720%, 09/15/25 (A)	$3,000,000	$3,077,526

CPS Auto Receivables Trust, Ser 2019-D, Cl E 3.860%, 10/15/25 (A)	6,000,000	6,287,552

DT Auto Owner Trust, Ser 2018-3A, Cl D 4.190%, 07/15/24 (A)	10,000,000	10,399,288

DT Auto Owner Trust, Ser 2020-1A, Cl E 3.480%, 02/16/27 (A)	4,500,000	4,669,853

DT Auto Owner Trust, Ser 2020-3A, Cl D 1.840%, 06/15/26 (A)	2,000,000	2,037,669

DT Auto Owner Trust, Ser 2021-1A, Cl E 2.380%, 01/18/28 (A)	1,000,000	998,839

Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D 3.530%, 11/15/23 (A)	5,500,000	5,649,159

Exeter Automobile Receivables Trust, Ser 2019-3A, Cl C 2.790%, 05/15/24 (A)	7,000,000	7,148,673

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D 2.730%, 12/15/25 (A)	2,500,000	2,596,570

First Investors Auto Owner Trust, Ser 2019-1A, Cl D 3.550%, 04/15/25 (A)	1,700,000	1,770,357

First Investors Auto Owner Trust, Ser 2020-1A, Cl D 3.150%, 04/15/26 (A)	4,000,000	4,145,664

First Investors Auto Owner Trust, Ser 2020-1A, Cl E 4.630%, 06/16/26 (A)	5,510,000	5,869,628

First Investors Auto Owner Trust, Ser 2020-1A, Cl F 7.070%, 06/15/27 (A)	5,300,000	5,924,392

Flagship Credit Auto Trust, Ser 2017-4, Cl C 2.920%, 11/15/23 (A)	4,466,000	4,520,391

Flagship Credit Auto Trust, Ser 2018-3, Cl D 4.150%, 12/16/24 (A)	568,000	600,219

Flagship Credit Auto Trust, Ser 2019-2, Cl D 3.530%, 05/15/25 (A)	5,190,000	5,478,707

Flagship Credit Auto Trust, Ser 2020-1, Cl E 3.520%, 06/15/27 (A)	7,931,000	8,236,094

Description	Face Amount	Value

Flagship Credit Auto Trust, Ser 2020-2, Cl E 8.220%, 09/15/27 (A)	$8,000,000	$9,554,934

Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C 3.470%, 12/15/22 (A)	2,200,000	2,207,478

Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D 4.330%, 07/15/24 (A)	4,650,000	4,879,155

Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E 3.490%, 04/15/26 (A)	1,300,000	1,319,674

Global SC Finance VII Srl, Ser 2020-1A, Cl A 2.170%, 10/17/40 (A)	3,860,321	3,909,930

GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D 3.840%, 05/15/26 (A)	6,000,000	6,245,357

GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D 3.680%, 11/16/26 (A)	5,000,000	5,194,949

GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E 3.510%, 10/15/27 (A)	650,000	678,593

Marlette Funding Trust, Ser 2020-1A, Cl D 3.540%, 03/15/30 (A)	1,500,000	1,560,257

Master Credit Card Trust II, Ser 2019-2A, Cl B 2.390%, 01/21/23 (A)	5,582,000	5,626,284

Master Credit Card Trust II, Ser 2019-2A, Cl C 2.830%, 01/21/23 (A)	1,509,000	1,521,947

Master Credit Card Trust II, Ser 2020-1A, Cl C 2.590%, 09/21/24 (A)	2,000,000	2,069,277

MelTel Land Funding, Ser 2019-1A, Cl B 4.701%, 04/15/49 (A)	1,300,000	1,350,550

Mosaic Solar Loan Trust, Ser 2020-2A, Cl B 2.210%, 08/20/46 (A)	4,799,933	4,842,758

Octane Receivables Trust, Ser 2019-1A, Cl A 3.160%, 09/20/23 (A)	3,890,973	3,940,559

OHA Credit Funding 7, Ser 2020-7A, Cl A 1.475%, VAR ICE LIBOR USD 3 Month+1.250%, 10/19/32 (A)	17,000,000	17,008,993

OHA Credit Funding 7, Ser 2020-7A, Cl E 7.475%, VAR ICE LIBOR USD 3 Month+7.250%, 10/19/32 (A)	2,500,000	2,485,662

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Orange Lake Timeshare Trust, Ser 2019-A, Cl D 4.930%, 04/09/38 (A)	$482,816	$490,486

OSCAR US Funding Trust V, Ser 2016-2A, Cl A4 2.990%, 12/15/23 (A)	3,527,228	3,542,030

Pawnee Equipment Receivables Series, Ser 2019-1, Cl D 2.860%, 10/15/24 (A)	5,500,000	5,389,827

Pawnee Equipment Receivables Series, Ser 2020-1, Cl A 1.370%, 11/17/25 (A)	2,474,921	2,483,872

Prestige Auto Receivables Trust, Ser 2019-1A, Cl C 2.700%, 10/15/24 (A)	6,095,000	6,266,667

Pretium Mortgage Credit Partners I, Ser 2020-NPL1, Cl A2 3.967%, 05/27/59 (A)	7,000,000	6,893,656

RCO V Mortgage, Ser 2019-2, Cl A1 3.475%, 11/25/24 (A)	8,089,185	8,109,363

Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E 7.690%, 05/15/26 (A)	9,006,000	10,270,945

Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F 10.120%, 01/16/29 (A)	27,740,000	31,227,573

Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F 7.030%, 08/15/28 (A)	6,250,000	6,746,586

Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E 3.280%, 03/15/27 (A)	1,000,000	1,003,718

SFS Asset Securitization, Ser 2019-1, Cl A 4.238%, 06/10/25 (A)	11,000,000	11,019,059

Skopos Auto Receivables Trust, Ser 2019-1A, Cl C 3.630%, 09/16/24 (A)	2,300,000	2,359,065

Textainer Marine Containers VIII, Ser 2020-2A, Cl B 3.340%, 09/20/45 (A)	1,937,961	1,957,163

United Auto Credit Securitization Trust, Ser 2020-1, Cl F 9.080%, 01/12/26 (A)	3,680,000	3,977,055

VR Funding, Ser 2020-1A, Cl C 6.420%, 11/15/50 (A)	7,798,000	7,701,429

		416,622,189

Description	Face Amount	Value
Other Asset-Backed Securities — 3.2%

321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (A)	$1,870,122	$2,077,131

321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (A)	650,478	825,533

321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (A)	1,747,241	2,168,253

BCC Funding XVI, Ser 2019-1A, Cl B 2.640%, 09/20/24 (A)	6,000,000	6,076,902

BCC Funding XVI, Ser 2019-1A, Cl C 2.950%, 09/20/24 (A)	500,000	504,877

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (A)	3,880,497	3,968,450

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (A)	1,159,429	1,165,324

BX Commercial Mortgage Trust, Ser 2020- VIV3, Cl B 3.544%, 03/09/44 (A) (C)	8,000,000	8,744,628

BXMT, Ser 2020-FL2, Cl A 1.027%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (A)	13,000,000	12,983,750

CAL Funding IV, Ser 2020-1A, Cl B 3.500%, 09/25/45 (A)	1,651,833	1,671,076

CFG Investments, Ser 2019-1, Cl A 5.560%, 08/15/29 (A)	7,800,000	7,829,348

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (A)	6,000,000	6,011,201

Credibly Asset Securitization, Ser 2018-1A, Cl C 6.760%, 11/15/23 (A)(D)	5,201,000	756,225

Diamond Resorts Owner Trust, Ser 2019-1A, Cl A 2.890%, 02/20/32 (A)	2,936,299	3,050,693

Harley Marine Financing, Ser 2018-1A, Cl A2 5.682%, 05/15/43 (A)	10,424,989	9,472,551

Harley Marine Financing, Ser 2018-1A, Cl B 7.869%, 05/15/43 (A)(D)	6,000,000	5,021,766

Harvest SBA Loan Trust, Ser 2018-1, Cl A 2.380%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (A)	4,470,973	4,327,473

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Orange Lake Timeshare Trust, Ser 2019-A, Cl C 3.610%, 04/09/38 (A)	$2,926,125	$3,038,364

Pawnee Equipment Receivables Series, Ser 2019-1, Cl E 3.800%, 01/15/26 (A)	2,500,000	2,429,168

PRPM, Ser 2019-4A, Cl A1 3.351%, 11/25/24 (A)	1,656,569	1,663,982

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (A)	2,011,922	1,832,127

Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2 4.540%, 02/25/44 (A)	3,531,000	3,766,454

Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (A)	2,995,483	3,044,518

Triton Container Finance VIII, Ser 2020-1A, Cl B 3.740%, 09/20/45 (A)	971,667	996,222

Vericrest Opportunity Loan Trust, Ser 2020-NPL6, Cl A1A 3.967%, 04/25/50 (A)	5,548,349	5,578,776

		99,004,792

Student Loan — 0.8%

Brazos Student Finance, Ser 2009-1, Cl B 2.751%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	5,203,870

College Ave Student Loans, Ser 2018-A, Cl A1 1.330%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (A)	2,685,848	2,701,380

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (A)	2,878,936	2,957,861

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	10,000,000	9,847,768

SLM Student Loan Trust, Ser 2012-7, Cl B 1.930%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,935,854

		25,646,733

Total Asset-Backed Securities (Cost $522,696,023)		541,273,714

MUNICIPAL BONDS — 2.2%

Calhoun County Navigation Industrial Development Authority, RB(A) Callable 03/01/21 @ 100 10.500%, 07/27/21(E)	10,000,000	10,000,600

Description	Face Amount	Value

Dallas County Schools, Taxable Public Property Finance, GO 3.450%, 06/01/22	$806,474	$770,183
3.200%, 06/01/21	804,988	768,764

Dallas County, Schools Tax, GO 4.000%, 06/01/19	784,793	776,945
3.000%, 06/01/19	476,529	471,764

GDB Debt Recovery Authority of Puerto Rico, RB 7.500%, 08/20/40	8,264,850	6,622,211

Mission, Economic Development, RB(B) Callable 03/08/21 @ 300 10.875%, 12/01/28(D)	3,315,000	33,150
9.750%, 12/01/25(D)	3,045,000	30,450
8.550%, 12/01/21(D)	2,125,000	1,168,750

Northwest Independent School District, Ser A, GO, PSF-GTD Callable 02/15/30 @ 200 1.776%, 02/15/31	2,000,000	2,082,700
1.836%, 02/15/32	1,890,000	1,962,500

Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG Callable 03/08/21 @ 100 8.000%, 05/15/29	5,000,000	5,017,900

San Juan, Higher Education Finance Authority, RB Callable 03/08/21 @ 100 8.250%, 08/15/29	4,400,000	4,418,084

State of Illinois, Ser A, GO 3.140%, 10/01/24	18,170,000	18,247,223

Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 03/08/21 @ 100 8.750%, 08/15/27	955,000	955,401

Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	2,381,346

Texas State, Transportation Commission State Highway Fund, RB 4.000%, 10/01/33	3,000,000	3,780,810

Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB 5.178%, 04/01/30	3,980,000	5,070,918

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount/ Shares	Value

University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	$3,000,000	$4,158,030

Total Municipal Bonds (Cost $73,230,807)		68,717,729

SOVEREIGN DEBT — 1.2%

Argentine Republic Government International Bond 1.125%, 07/09/35	8,925,940	3,050,529
1.000%, 07/09/29	717,588	297,799
0.500%, 07/09/30	5,141,000	1,967,769

Kenya Government International Bond 7.250%, 02/28/28 to 02/28/28 (A)	4,000,000	4,467,432

Oman Government International Bond 6.500%, 03/08/47 (A)	15,000,000	14,610,300

Province of British Columbia Canada 1.300%, 01/29/31	8,000,000	7,983,058

Provincia de Buenos Aires 7.875%, 06/15/27 (A)(B)	300,000	111,375

Turkey Government International Bond 6.125%, 10/24/28	5,000,000	5,310,520

Total Sovereign Debt (Cost $36,914,984)		37,798,782

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%

FFCB 2.920%, 04/29/26	5,635,000	5,813,277
2.070%, 12/21/40	5,000,000	4,978,610

FHLB 2.200%, 06/28/24	15,000,000	15,108,092

Total U.S. Government Agency Obligations (Cost $25,635,000)		25,899,979

COMMON STOCK — 0.0%
Energy — 0.0%

Seadrill Ltd.*	39,323	10,287

Seadrill New Finance Ltd.*	206,695	56,466

Total Common Stock (Cost $536,742)		66,753

Total Investments — 98.7% (Cost $3,096,302,698)		$3,057,850,510

Percentages are based on Net Assets of $3,099,006,722.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2021 was $1,693,072,825 and represents 54.6% of Net Assets.
(B)	Security in default on interest payments.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a list of the level of inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$646,866,154	$—	$646,866,154
Collateralized Loan Obligations	—	593,212,557	—	593,212,557
Mortgage-Backed Securities	—	584,355,497	—	584,355,497
U.S. Treasury Obligations	559,659,345	—	—	559,659,345
Asset-Backed Securities	—	535,495,723	5,777,991	541,273,714
Municipal Bonds	—	67,485,379	1,232,350	68,717,729
Sovereign Debt	—	37,798,782	—	37,798,782
U.S. Government Agency Obligations	—	25,899,979	—	25,899,979
Common Stock	66,753	—	—	66,753

Total Investments in Securities	$559,726,098	$2,491,114,071	$7,010,341	$3,057,850,510

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 38.9%

Communication Services — 5.6%

ANGI Group 3.875%, 08/15/28 (A)	$1,000,000	$996,250

LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (A)	1,000,000	1,077,780

Photo Holdings Merger Sub 8.500%, 10/01/26 (A)	1,500,000	1,582,500

Sprint 7.875%, 09/15/23	1,500,000	1,732,500

Twitter 3.875%, 12/15/27 (A)	2,000,000	2,104,920

ViacomCBS 5.850%, 09/01/43	2,000,000	2,713,193

		10,207,143

Consumer Discretionary — 16.4%

Beazer Homes USA 7.250%, 10/15/29 (A)	1,000,000	1,122,500

Block Financial 3.875%, 08/15/30	2,000,000	2,134,660

Choice Hotels International 3.700%, 12/01/29	2,000,000	2,177,540

Dillard’s 7.000%, 12/01/28	500,000	544,984

Expedia 3.800%, 02/15/28	2,000,000	2,130,105

Expedia Group 7.000%, 05/01/25 (A)	500,000	547,347

Ford Motor Credit 3.087%, 01/09/23	1,000,000	1,011,050

GameStop 10.000%, 03/15/23 (A)	500,000	522,187

Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	2,000,000	1,940,465

Macy’s 8.375%, 06/15/25 (A)	500,000	553,750

Description	Face Amount	Value

Marriott International 3.500%, 10/15/32	$2,000,000	$2,119,538

Mohawk Industries 3.625%, 05/15/30	2,000,000	2,234,125

Mohegan Gaming & Entertainment 8.000%, 02/01/26 (A)	1,000,000	1,000,880

QVC 5.450%, 08/15/34	1,000,000	1,065,000
4.850%, 04/01/24	500,000	543,125
4.750%, 02/15/27	1,000,000	1,072,125

Scientific Games International 8.625%, 07/01/25 (A)	2,000,000	2,162,500

STL Holding 7.500%, 02/15/26 (A)	1,500,000	1,560,000

Under Armour 3.250%, 06/15/26	2,000,000	2,004,570

VistaJet Malta Finance 10.500%, 06/01/24 (A)	2,000,000	2,045,000

Whirlpool 4.600%, 05/15/50	1,000,000	1,252,776

		29,744,227

Energy — 0.8%

Murphy Oil 6.875%, 08/15/24	500,000	488,750
5.750%, 08/15/25	1,000,000	961,460

		1,450,210

Financials — 3.6%

Athene Holding 6.150%, 04/03/30	500,000	622,039

Deutsche Bank MTN 4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	512,984

HSBC Holdings 6.500%, 09/15/37	1,500,000	2,137,071

Springleaf Finance 5.375%, 11/15/29	500,000	550,000

UBS 5.125%, 05/15/24	1,500,000	1,658,430

Westpac Banking 2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.350%, 02/04/30	1,000,000	1,047,821

		6,528,345

Industrials — 8.7%

Boeing 5.150%, 05/01/30	500,000	593,053

Brundage-Bone Concrete Pumping Holdings 6.000%, 02/01/26 (A)	1,000,000	1,017,500

Builders FirstSource 6.750%, 06/01/27 (A)	1,000,000	1,076,250

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Flowserve 3.500%, 10/01/30	$1,000,000	$1,064,297

General Electric MTN 6.150%, 08/07/37	945,000	1,274,308

Great Lakes Dredge & Dock 8.000%, 05/15/22	2,010,000	2,042,662

Masco 7.750%, 08/01/29	1,088,000	1,499,082

Owens Corning 3.950%, 08/15/29	2,000,000	2,306,015

Southwest Airlines 3.450%, 11/16/27	2,500,000	2,712,406

Teekay 9.250%, 11/15/22 (A)	2,080,000	2,100,800

		15,686,373

Information Technology — 3.2%

Castle US Holding 9.500%, 02/15/28 (A)	1,000,000	1,026,610

Diebold Nixdorf 9.375%, 07/15/25 (A)	500,000	553,125
8.500%, 04/15/24	2,000,000	2,040,000

Shift4 Payments 4.625%, 11/01/26 (A)	1,000,000	1,042,500

VeriSign 4.750%, 07/15/27	1,000,000	1,062,590

		5,724,825

Materials — 0.6%

NOVA Chemicals 4.875%, 06/01/24 (A)	1,000,000	1,025,000

Total Corporate Obligations (Cost $65,399,136)		70,366,123

COLLATERALIZED LOAN OBLIGATIONS — 32.5%

Automotive — 32.5%

BCC Middle Market, Ser 2018-1A, Cl B 3.224%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	992,492

Benefit Street Partners III, Ser 2017-IIIA, Cl CR 4.124%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (A)	2,000,000	1,999,776

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 6.824%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,258,475

Benefit Street Partners IV, Ser 2016-IVA, Cl DR 7.474%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	3,000,000	2,786,883

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 2.023%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,193,141

Description	Face Amount	Value

CARLYLE US, Ser 2018-1A, Cl B 2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	$2,000,000	$1,938,238

Chenango Park, Ser 2018-1A, Cl B 2.091%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	1,000,345

CIFC Funding, Ser 2018-1A, Cl C 1.973%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	497,312

Fortress Credit Opportunities IX, Ser 2017-9A, Cl C 2.871%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,392,327

Galaxy XXIX, Ser 2018-29A, Cl D 2.621%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	499,952

Golub Capital Partners, Ser 2017-17A, Cl BR 3.115%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,482,135

Golub Capital Partners, Ser 2017-19RA, Cl B 2.765%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	2,007,840

Golub Capital Partners, Ser 2017-21A, Cl CR 2.665%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,912,709

Golub Capital Partners, Ser 2017-22A, Cl CR 2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,451,829

Golub Capital Partners, Ser 2017-23A, Cl BR 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	1,007,567

Golub Capital Partners, Ser 2017-23A, Cl CR 2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,919,736

Golub Capital Partners, Ser 2017-24A, Cl DR 4.125%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,969,964

Golub Capital Partners, Ser 2018-26A, Cl BR 1.774%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	992,871

Golub Capital Partners, Ser 2018-36A, Cl B 1.845%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,944,604

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Golub Capital Partners, Ser 2018-36A, Cl C 2.295%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	$1,500,000	$1,440,010

Jay Park, Ser 2018-1A, Cl BR 2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	1,004,235

LCM XXII, Ser 2018-22A, Cl BR 2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,486,761

Madison Park Funding XII, Ser 2014-12A, Cl D 3.724%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,991,867

MCF IV, Ser 2017-1A, Cl CR 2.874%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	984,815

MCF VIII, Ser 2018-1A, Cl B 1.973%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,899,530

Northwoods Capital XV, Ser 2017-15A, Cl C 2.889%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	993,117

OZLM Funding IV, Ser 2017-4A, Cl BR 2.422%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,993,900

OZLM XVI, Ser 2017-16A, Cl B 2.771%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	997,630

Race Point IX, Ser 2017-9A, Cl BR 2.391%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	4,000,000	3,924,604

Race Point IX, Ser 2017-9A, Cl DR 7.141%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,989,570

Sudbury Mill, Ser 2013-1A, Cl E 4.973%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	3,744,866

TCI-Symphony, Ser 2018-1A, Cl BR 1.874%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	2,001,774

Thayer Park, Ser 2017-1A, Cl D 6.324%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	989,970

Description	Face Amount	Value

Zais Clo 6, Ser 2017-1A, Cl C 3.041%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	$1,000,000	$981,644

Total Collateralized Loan Obligations (Cost $59,861,797)		58,672,489

ASSET-BACKED SECURITIES — 19.9%

Automotive — 13.1%

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (A)	2,500,000	2,507,790

Avid Automobile Receivables Trust, Ser 2019-1, Cl E 6.760%, 05/17/27 (A)	1,000,000	1,012,278

Carvana Auto Receivables Trust, Ser 2019-1A, Cl E 5.640%, 01/15/26 (A)	1,584,000	1,695,085

Carvana Auto Receivables Trust, Ser 2019-4A, Cl E 4.700%, 10/15/26 (A)	1,000,000	1,068,321

CPS Auto Receivables Trust, Ser 2015-C, Cl F 7.510%, 11/15/22 (A)	1,500,000	1,503,952

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	1,500,000	1,525,220

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	1,155,000	1,175,597

CPS Auto Receivables Trust, Ser 2019-B, Cl F 7.480%, 06/15/26 (A)	500,000	521,865

CPS Auto Receivables Trust, Ser 2019-D, Cl E 3.860%, 10/15/25 (A)	2,000,000	2,095,851

Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.810%, 05/15/24	1,332,808	1,357,859

DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (A)	1,500,000	1,526,687

DT Auto Owner Trust, Ser 2019-4A, Cl E 3.930%, 10/15/26 (A)	2,000,000	2,098,942

DT Auto Owner Trust, Ser 2020-3A, Cl E 3.620%, 10/15/27 (A)	1,500,000	1,565,431

First Investors Auto Owner Trust, Ser 2016-2A, Cl E 5.750%, 09/15/23 (A)	1,250,000	1,258,764

Flagship Credit Auto Trust, Ser 2016-2, Cl D 8.560%, 11/15/23 (A)	900,000	908,930

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Octane Receivables Trust, Ser 2019-1A, Cl A 3.160%, 09/20/23 (A)	$432,330	$437,840

SFS Asset Securitization, Ser 2019-1, Cl A 4.238%, 06/10/25 (A)	1,500,000	1,502,599

		23,763,011

Other Asset-Backed Securities — 6.8%

BCC Funding XVI, Ser 2019-1A, Cl C 2.950%, 09/20/24 (A)	1,500,000	1,514,630

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (A)	401,431	410,529

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (A)	267,561	268,921

BXMT, Ser 2020-FL2, Cl A 1.027%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (A)	1,000,000	998,750

CFG Investments, Ser 2019-1, Cl A 5.560%, 08/15/29 (A)	1,200,000	1,204,515

Cold Storage Trust, Ser 2020-ICE5, Cl E 2.892%, VAR ICE LIBOR USD 1 Month+2.766%, 11/15/37 (A)	1,000,000	1,003,095

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (A)	1,500,000	1,502,800

Harley Marine Financing, Ser 2018-1A, Cl A2 5.682%, 05/15/43 (A)	1,828,945	1,661,851

MelTel Land Funding, Ser 2019-1A, Cl C 6.070%, 04/15/49 (A)	500,000	528,525

Mosaic Solar Loans, Ser 2017-2A, Cl B 4.770%, 06/22/43 (A)	334,778	365,590

Pawnee Equipment Receivables Series, Ser 2019-1, Cl E 3.800%, 01/15/26 (A)	1,500,000	1,457,501

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (A)	335,320	305,355

Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2 4.540%, 02/25/44 (A)	980,833	1,046,237

		12,268,299

Total Asset-Backed Securities (Cost $35,056,287)		36,031,310

Description	Face Amount/ Shares	Value
MORTGAGE-BACKED SECURITIES — 6.2%

Commercial Mortgage-Backed Obligation — 6.2%

Benchmark 2020-B21 Mortgage Trust, Ser B21, Cl D 2.000%, 12/17/53 (A)	$1,000,000	$855,481

Commercial Mortgage Trust, Ser 2014-UBS6, Cl C 4.446%, 12/10/47 (B)	1,000,000	989,397

Commercial Mortgage Trust, Ser 2015-DC1, Cl D 4.308%, 02/10/48 (A)(B)	1,517,000	1,181,692

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.997%, 02/15/41 (A)(B)	574,219	33,534

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A)(B)	1,000,000	1,095,191

FREMF Mortgage Trust, Ser 2016-K722, Cl B 3.845%, 07/25/49 (A)(B)	1,500,000	1,586,522

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.804%, 12/25/49 (A)(B)	2,000,000	2,213,820

FREMF Mortgage Trust, Ser 2017-K71, Cl B 3.753%, 11/25/50 (A)(B)	1,250,000	1,379,114

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.569%, 05/10/45 (A)(B)	1,000,000	987,468

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (A)(B)	1,000,000	906,107

Total Mortgage-Backed Securities (Cost $11,035,288)		11,228,326

PREFERRED STOCK — 0.1%

Communication Services — 0.1%

MYT Holdings LLC 10.000%, 06/07/29 *	76,092	87,506

Total Preferred Stock (Cost $76,092)		87,506

COMMON STOCK — 0.0%

Industrials — 0.0%

Erickson*(C)	3,761	81,388

Total Common Stock (Cost $1,829,567)		81,388

Total Investments — 97.6% (Cost $173,258,167)		$176,467,142

Percentages are based on Net Assets of $180,789,817.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST CREDIT FUND

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2021 was $128,642,733 and represents 71.2% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar VAR — Variable Security

The following is a list of the level of inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$70,366,123	$—	$70,366,123
Collateralized Loan Obligations	—	58,672,489	—	58,672,489
Asset-Backed Securities	—	36,031,310	—	36,031,310
Mortgage-Backed Securities	—	11,228,326	—	11,228,326
Common Stock	—	—	81,388	81,388
Preferred Stock	87,506	—	—	87,506

Total Investments in Securities	$87,506	$176,298,248	$81,388	$176,467,142

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 51.1%
Automotive — 47.7%

American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C 2.760%, 09/12/25 (A)	$5,305,000	$5,399,077

American Credit Acceptance Receivables Trust, Ser 2020-1, Cl C 2.190%, 03/13/26 (A)	5,000,000	5,098,627

American Credit Acceptance Receivables Trust, Ser 2020-2, Cl B 2.480%, 09/13/24 (A)	1,500,000	1,535,002

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A 0.620%, 10/13/23 (A)	2,579,871	2,582,976

American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C 1.310%, 12/14/26 (A)	8,250,000	8,310,903

American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A 0.350%, 05/13/24 (A)	2,250,000	2,251,255

Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B 2.500%, 03/20/26 (A)	1,384,090	1,420,753

Description	Face Amount	Value

Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A 1.190%, 01/15/27 (A)	$2,000,000	$2,007,863

Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C 3.750%, 07/21/25 (A)	2,550,000	2,663,866

Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C 2.490%, 05/19/26 (A)	5,000,000	5,169,148

Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3 2.060%, 08/15/28	3,000,000	3,201,742

Carnow Auto Receivables Trust, Ser 2019-1A, Cl A 2.720%, 11/15/22 (A)	682,086	685,795

CLI Funding VI, Ser 2020-1A, Cl A 2.080%, 09/18/45 (A)	2,391,667	2,435,372

Credit Acceptance Auto Loan Trust, Ser 2018-2A, Cl C 4.160%, 09/15/27 (A)	4,500,000	4,615,660

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B 3.750%, 04/17/28 (A)	2,700,000	2,812,420

Drive Auto Receivables Trust, Ser 2020-1, Cl C 2.360%, 03/16/26	2,750,000	2,818,779

DT Auto Owner Trust, Ser 2018-3A, Cl D 4.190%, 07/15/24 (A)	5,000,000	5,199,644

DT Auto Owner Trust, Ser 2019-4A, Cl C 2.730%, 07/15/25 (A)	2,000,000	2,048,979

DT Auto Owner Trust, Ser 2020-1A, Cl D 2.550%, 11/17/25 (A)	5,500,000	5,699,824

DT Auto Owner Trust, Ser 2020-2A, Cl B 2.080%, 03/16/26 (A)	2,000,000	2,043,386

DT Auto Owner Trust, Ser 2020-2A, Cl C 3.280%, 03/16/26 (A)	2,250,000	2,362,476

DT Auto Owner Trust, Ser 2020-3A, Cl C 1.470%, 06/15/26 (A)	1,410,000	1,437,007

Exeter Automobile Receivables Trust, Ser 2018-2A, Cl C 3.690%, 03/15/23 (A)	463,451	465,276

Exeter Automobile Receivables Trust, Ser 2018-2A, Cl D 4.040%, 03/15/24 (A)	5,250,000	5,408,435

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl C 3.300%, 03/15/24 (A)	$2,565,000	$2,613,990

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl C 2.490%, 01/15/25 (A)	1,500,000	1,536,568

Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C 1.320%, 07/15/25	1,250,000	1,268,360

Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D 1.080%, 11/16/26	2,500,000	2,501,422

First Investors Auto Owner Trust, Ser 2017-1A, Cl D 3.600%, 04/17/23 (A)	5,000,000	5,092,646

First Investors Auto Owner Trust, Ser 2018-2A, Cl C 4.030%, 01/15/25 (A)	8,800,000	9,041,076

First Investors Auto Owner Trust, Ser 2019-2A, Cl B 2.470%, 01/15/25 (A)	6,000,000	6,174,857

First Investors Auto Owner Trust, Ser 2020-1A, Cl D 3.150%, 04/15/26 (A)	3,000,000	3,109,248

Flagship Credit Auto Trust, Ser 2016-4, Cl C 2.710%, 11/15/22 (A)	10,228	10,245

Flagship Credit Auto Trust, Ser 2018-1, Cl B 3.130%, 01/17/23 (A)	276,746	277,778

Flagship Credit Auto Trust, Ser 2018-4, Cl D 4.330%, 12/16/24 (A)	4,935,000	5,222,256

Flagship Credit Auto Trust, Ser 2019-3, Cl C 2.740%, 10/15/25 (A)	6,686,000	6,948,483

Flagship Credit Auto Trust, Ser 2019-4, Cl B 2.530%, 11/17/25 (A)	4,550,000	4,711,592

Ford Credit Auto Owner Trust, Ser 2019-B, Cl B 2.400%, 11/15/24	1,365,000	1,416,648

Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D 2.600%, 01/15/26 (A)	2,100,000	2,158,016

GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A 2.470%, 11/15/23 (A)	1,313,562	1,326,687

GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl B 3.160%, 06/16/25 (A)	1,750,000	1,835,328

Description	Face Amount	Value

GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B 1.380%, 08/15/24 (A)	$1,000,000	$1,011,308

GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl C 1.140%, 11/17/25 (A)	1,000,000	1,005,296

NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2 3.220%, 02/15/23 (A)	1,500,000	1,501,854

OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B 3.710%, 04/14/25 (A)	3,750,000	3,825,626

OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3 3.390%, 09/12/22 (A)	598,413	601,418

Pawnee Equipment Receivables Series, Ser 2019-1, Cl A2 2.290%, 10/15/24 (A)	1,317,423	1,330,952

Pawnee Equipment Receivables Series, Ser 2019-1, Cl D 2.860%, 10/15/24 (A)	5,000,000	4,899,843

Pawnee Equipment Receivables Series, Ser 2020-1, Cl A 1.370%, 11/17/25 (A)	4,124,868	4,139,786

Prestige Auto Receivables Trust, Ser 2020-1A, Cl C 1.310%, 11/16/26 (A)	2,000,000	2,018,268

Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4 0.540%, 04/15/25 (A)	1,000,000	1,003,353

SCF Equipment Leasing, Ser 2020-1A, Cl B 2.020%, 03/20/28 (A)	2,000,000	2,040,647

SoFi Consumer Loan Program, Ser 2019-1, Cl B 3.450%, 02/25/28 (A)	2,400,000	2,434,344

Synchrony Card Funding, Ser 2019-A1, Cl A 2.950%, 03/15/25	2,410,000	2,483,090

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B 3.670%, 05/15/26	995,000	1,065,200

United Auto Credit Securitization Trust, Ser 2020-1, Cl C 2.150%, 02/10/25 (A)	3,000,000	3,045,302

Vantage Data Centers Issuer, Ser 2018-2A, Cl A2 4.196%, 11/16/43 (A)	3,913,333	4,198,356

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Volvo Financial Equipment, Ser 2018-1A, Cl A4 2.760%, 10/17/22 (A)	$4,500,000	$4,547,129

Westlake Automobile Receivables Trust, Ser 2018-2A, Cl E 4.860%, 01/16/24 (A)	5,000,000	5,207,567

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl D 3.670%, 03/15/24 (A)	6,575,000	6,821,561

Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C 2.010%, 07/15/25 (A)	2,750,000	2,817,558

Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D 2.760%, 01/15/26 (A)	4,5020,000	4,702,205

Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C 1.240%, 11/17/25 (A)	1,000,000	1,010,441

World Financial Network Credit Card Master Trust, Ser 2016-A, Cl M 2.330%, 04/15/25	2,000,000	2,012,991

World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A 2.490%, 04/15/26	7,000,000	7,210,830

World Financial Network Credit Card Master Trust, Ser 2019-C, Cl M 2.710%, 07/15/26	7,495,000	7,729,588

W orld Omni Auto Receivables Trust, Ser 2018-B, Cl B 3.170%, 01/15/25	1,520,000	1,564,4 55

		213,148,433

Other Asset-Backed Securities — 0.5%

Diamond Resorts Owner Trust, Ser 2019-1A, Cl A 2.890%, 02/20/32 (A)	1,174,520	1,220,277

Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (A)	361,362	390,087

SoFi Consumer Loan Program, Ser 2017-5, Cl A2 2.780%, 09/25/26 (A)	423,539	426,600

		2,036,964

Student Loan — 2.9%

AccessLex Institute, Ser 2002-A, Cl A2 4.000%, 09/25/37 (B)	350,000	349,284

Description	Face Amount	Value

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (A)	$1,113,463	$1,143,988

Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,754,758

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,939,107

Nelnet Student Loan Trust, Ser 2015-3A, Cl B 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,861,900

SLM Student Loan Trust, Ser 2013-2, Cl B 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,925,017

		12,974,054

Total Asset-Backed Securities (Cost $222,711,635)		228,159,451

U.S. TREASURY OBLIGATIONS — 23.5%

U.S. Treasury Note 1.625%, 12/15/22	40,000,000	41,121,875
1.500%, 01/15/23	40,000,000	41,067,188
0.120%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/22	5,000,000	5,001,572

United States Treasury Bill 0.125%, 10/07/21 (C)(D)(E)	18,000,000	17,990,080

Total U.S. Treasury Obligations (Cost $102,961,462)		105,180,715

CORPORATE OBLIGATIONS — 21.7%

Consumer Discretionary — 0.7%

Hyundai Capital America 5.750%, 04/06/23 (A)	3,000,000	3,316,283

Energy — 3.3%

Marathon Petroleum 4.500%, 05/01/23	2,000,000	2,163,552

Nationwide Building Society 2.000%, 01/27/23 (A)	9,000,000	9,281,789

Schlumberger Finance Canada 1.400%, 09/17/25	3,000,000	3,050,142

		14,495,483

Financials — 11.6%

Athene Global Funding 2.500%, 01/14/25 (A)	10,000,000	10,507,662

Bank of Montreal MTN 1.850%, 05/01/25	3,000,000	3,131,949

Capital One Financial 4.200%, 10/29/25	10,000,000	11,331,040

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Citigroup 3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	$2,000,000	$2,169,774

Danske Bank 3.875%, 09/12/23 (A)	4,205,000	4,525,856

Deutsche Bank NY 2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/24	2,000,000	2,056,309

Lloyds Banking Group 4.050%, 08/16/23	9,000,000	9,777,090

Royal Bank of Scotland Group 3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	2,328,000	2,414,220

Swedbank 1.300%, 06/02/23	1,000,000	1,019,648
0.600%, 09/25/23 (A)	5,000,000	5,008,500

		51,942,048

Health Care — 1.1%

Johnson & Johnson 0.550%, 09/01/25	5,000,000	4,994,979

Industrials — 1.2%

AerCap Ireland Capital DAC 4.500%, 09/15/23	3,000,000	3,247,557
1.750%, 01/30/26	2,000,000	1,969,737

		5,217,294

Information Technology — 0.5%

Broadcom 3.150%, 11/15/25	2,000,000	2,170,519

Materials — 0.7%

Eagle Materials 4.500%, 08/01/26	2,939,000	3,045,385

Real Estate — 2.3%

Corporate Office Properties 2.250%, 03/15/26 ‡	3,000,000	3,114,190

Equinix 1.000%, 09/15/25 ‡	5,000,000	5,000,225

Federal Realty Investment Trust 1.250%, 02/15/26 ‡	2,000,000	2,023,985

		10,138,400

Utilities — 0.3%

Duke Energy 0.900%, 09/15/25	1,400,000	1,403,363

Total Corporate Obligations (Cost $94,013,158)		96,723,754

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%

FFCB 0.570%, 08/12/25	5,000,000	4,981,197

Description	Face Amount	Value

FHLB 0.525%, 01/15/26	$2,520,000	$2,517,834

Total U.S. Government Agency Obligations (Cost $7,518,217)		7,499,031

MORTGAGE-BACKED SECURITIES — 1.5%

Commercial Mortgage-Backed Obligation — 1.5%

Benchmark Mortgage Trust, Ser 2020-B19, Cl A2 1.691%, 09/15/53	1,305,000	1,342,338

Cold Storage Trust, Ser 2020-ICE5, Cl A 1.027%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/37 (A)	5,500,000	5,523,390

Total Mortgage-Backed Securities (Cost $6,843,792)		6,865,728

Total Investments — 99.5% (Cost $434,048,264)		$444,428,679

Percentages are based on Net Assets of $446,467,721.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2021 was $230,775,525 and represents 51.7% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	At amortized cost
(D)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

Cl — Class

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$228,159,451	$—	$228,159,451
U.S. Treasury Obligations	105,180,715	—	—	105,180,715
Corporate Obligations	—	96,723,754	—	96,723,754
U.S. Government Agency Obligations	—	7,499,031	—	7,499,031
Mortgage-Backed Securities	—	6,865,728	—	6,865,728

Total Investments in Securities	$105,180,715	$339,247,964	$—	$444,428,679

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 95.6%

California — 5.5%

California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	$1,450,000	$1,485,395

California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	370,000	391,767

Golden State, Tobacco Securitization, Ser A, RB, ST APPROP 4.000%, 06/01/21	1,000,000	1,012,680

		2,889,842

Colorado — 3.0%

El Paso County, School District No. 49 Falcon, Ser A, COP 5.000%, 12/15/24	525,000	617,190

El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	352,680
5.000%, 12/15/26	500,000	628,080

		1,597,950

District of Columbia — 1.7%

District of Columbia, RB 4.000%, 10/01/22	895,000	892,682

Idaho — 1.0%

Idaho State, Housing & Finance Association, RB 4.000%, 07/01/26	500,000	536,375

Illinois — 1.6%

Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM 4.000%, 01/30/25	760,000	854,012

Description	Face Amount	Value

Kansas — 3.0%

Geary County, GO 5.000%, 09/01/25	$1,300,000	$1,567,098

Michigan — 2.5%

Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,296,930

Minnesota — 0.7%

Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	378,611	388,807

Missouri — 3.2%

Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	1,575,000	1,678,178

New York — 0.6%

Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/21	300,000	302,838

Oklahoma — 4.4%

University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,321,400

South Carolina — 3.1%

Hilton Head Island, Ser C, GO, ST AID WITHHLDG Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	552,011
2.125%, 03/01/32	520,000	540,306
2.000%, 03/01/30	495,000	516,928

		1,609,245

Texas — 61.5%

Central Texas Regional Mobility Authority Callable 01/01/26 @ 100 5.000%, 01/01/46	1,000,000	1,151,640

Central Texas Turnpike System, Sub-Ser C, RB Callable 08/15/24 @ 100 5.000%, 08/15/42	2,000,000	2,248,860

Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21(A)	110,000	112,728

Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,380,347

Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	814,317

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	$1,025,000	$1,062,874

Clifton, Higher Education Finance, Ser B, RB 5.000%, 08/15/25	460,000	541,613
4.000%, 08/15/22	525,000	549,197
4.000%, 08/15/23	500,000	538,250

Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD Callable 02/15/29 @ 100 5.000%, 02/15/30	1,500,000	1,999,215

Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,088,240

Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,185,960

Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,196,910

El Paso County, Hospital District, GO 5.000%, 08/15/25	2,070,000	2,410,225

Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/22	1,005,000	1,043,974

La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	500,000	528,225

La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	2,435,000	2,644,337

Love Field Airport Modernization, AMT, RB 5.000%, 11/01/22	1,000,000	1,070,540

Lower Colorado River Authority Callable 05/15/30 @ 100 5.000%, 05/15/39	1,875,000	2,464,875

New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	356,193

San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,144,600

Seminole, Hospital District, GO Callable 02/15/26 @ 100 4.000%, 02/15/31	545,000	591,265

Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,198,300

Description	Face Amount	Value

Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	$1,440,000	$1,453,133

Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 03/08/21 @ 100 5.800%, 08/15/40	1,100,000	1,102,244

Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,440,600

		32,318,662

Virginia — 3.8%

Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB 2.150%, 04/01/21	2,000,000	2,005,920

Total Municipal Bonds (Cost $47,735,144)		50,259,939

Total Investments — 95.6% (Cost $47,735,144)		$50,259,939

Percentages are based on Net Assets of $52,565,660.

(A)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond Ser — Series

TA — Tax Allocation

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund		Total Return Bond Fund
Assets:
Investments at Value		$404,461,163	$3,057,850,510
Cash		3,250,634	36,551,750
Receivable for Investment Securities Sold		—	2,390,364
Receivable for Capital Shares Sold		271,645	7,537,342
Dividends and Interest Receivable		62,636	17,222,105
Prepaid Expenses		19,709	45,205

Total Assets		408,065,787	3,121,597,276

Liabilities:
Payable for Investment Securities Purchased		—	17,257,528
Payable for Capital Shares Redeemed		152,901	3,857,677
Payable Due to Investment Adviser		176,293	914,394
Shareholder Servicing Fees Payable — A Class Shares		—	1,010
Professional Fees Payable		17,408	44,600
Payable Due to Administrator		25,738	190,696
Payable Due to Distributor — Investor Class Shares		12,694	75,885
Payable Due to Distributor — A Class Shares		—	812
Payable Due to Trustees		3,384	26,938
Chief Compliance Officer Fees Payable		680	5,641
Transfer Agent Fees Payable		9,692	97,427
Pricing Fees Payable		—	40,256
Other Accrued Expenses		7,907	77,690

Total Liabilities		406,697	22,590,554

Net Assets		$407,659,090	$3,099,006,722

NET ASSETS:
Paid-in Capital		$153,215,927	$3,190,627,012
Total Distributable Earnings (Loss)		254,443,163	(91,620,290)

Net Assets		$407,659,090	$3,099,006,722

Institutional Class Shares:
Net Assets		$346,946,362	$2,714,776,238
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)		20,346,981	262,728,406
Net Asset Value, Offering and Redemption Price Per Share		$17.05	$10.33

Investor Class Shares:
Net Assets		$60,712,728	$380,172,959
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)		3,626,429	36,808,767
Net Asset Value, Offering and Redemption Price Per Share		$16.74	$10.33

A Class Shares:
Net Assets	$	n/a	$4,057,525
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)		n/a	392,995
Net Asset Value, Offering and Redemption Price Per Share	$	n/a	$10.32

Maximum Offering Price Per Share — Class A	$	n/a	$10.67

Cost of Investments		$172,552,797	$3,096,302,698

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Credit Fund	Low Duration Bond Fund		Municipal Bond Fund

Assets:
Investments at Value	$176,467,142		$444,428,679		$50,259,939
Cash	3,061,344		3,775,330		1,647,700
Receivable for Capital Shares Sold	76,781		294,811		19,114
Dividends and Interest Receivable	1,356,496		1,133,694		666,223
Prepaid Expenses	27,879		23,152		15,170

Total Assets	180,989,642		449,655,666		52,608,146

Liabilities:
Payable for Investment Securities Purchased	—		2,499,195		—
Payable for Capital Shares Redeemed	50,045		491,859		—
Payable Due to Investment Adviser	76,591		113,906		11,168
Shareholder Servicing Fees Payable — A Class Shares	299		—		—
Professional Fee Payable	26,741		19,669		18,643
Payable Due to Administrator	11,181		27,715		3,261
Payable Due to Distributor — Investor Class Shares	1,880		6,221		928
Payable Due to Distributor — A Class Shares	197		—		—
Payable Due to Trustees	1,677		3,717		473
Chief Compliance Officer Fees Payable	346		770		100
Transfer Agent Fees Payable	9,466		11,083		5,265
Pricing Fees Payable	16,296		3,241		2,648
Other Accrued Expenses	5,106		10,569		—

Total Liabilities	199,825		3,187,945		42,486

Net Assets	$180,789,817		$446,467,721		$52,565,660

NET ASSETS:
Paid-in Capital	$179,695,816		$434,932,214		$49,696,062
Distributable Earnings	1,094,001		11,535,507		2,869,598

Net Assets	$180,789,817		$446,467,721		$52,565,660

Institutional Class Shares:
Net Assets	$170,836,268		$415,875,444		$47,892,722
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	17,088,475		39,544,701		4,670,400
Net Asset Value, Offering and Redemption Price Per Share	$10.00		$10.52		$10.25

Investor Class Shares:
Net Assets	$9,264,288		$30,592,277		$4,672,938
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	927,992		2,908,199		455,556
Net Asset Value, Offering and Redemption Price Per Share	$9.98		$10.52		$10.26

A Class Shares:
Net Assets	$689,261	$	n/a	$	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	69,074		n/a		n/a
Net Asset Value, Offering and Redemption Price Per Share	$9.98	$	n/a	$	n/a

Maximum Offering Price Per Share — Class A	$10.21	$	n/a	$	n/a

Cost of Investments	$173,258,167		$434,048,264		$47,735,144

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Total Return Bond Fund

Investment Income:

Dividend Income	$1,279,045	$2,797

Interest income	—	58,032,858

Foreign Taxes Withheld	(10,433)	—

Total Investment Income	1,268,612	58,035,655

Expenses:

Investment Advisory Fees	1,039,335	5,570,581

Administration Fees	151,528	1,160,186

Distribution Fees — Investor Class Shares	75,249	504,183

Distribution Fees — A Class Shares	—	3,147

Trustees’ Fees	5,771	46,241

Chief Compliance Officer Fees	1,028	8,087

Transfer Agent Fees	30,632	223,763

Professional Fees	22,819	85,876

Registration Fees	23,137	49,711

Printing Fees	11,781	93,308

Custodian Fees	8,486	65,377

Insurance and Other Expenses	7,368	142,053

Total Expenses	1,377,134	7,952,513

Less: Fees Paid Indirectly	(60)	(1,113)

Net Expenses	1,377,074	7,951,400

Net Investment Income	(108,462)	50,084,255

Net Realized Gain (Loss) from Investments	27,800,868	(17,923,754)

Net Change in Unrealized Appreciation (Depreciation) on Investments	14,541,076	102,435,072

Net Realized and Unrealized Gain on Investments	42,341,944	84,511,318

Increase in Net Assets Resulting from Operations	$42,233,482	$134,595,573

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 2 1 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund

Investment Income:

Interest Income	$4,578,945	$4,723,763	$—

Dividend Income	1,109	377	1,074,372

Total Investment Income	4,580,054	4,724,140	1,074,372

Expenses:

Investment Advisory Fees	497,217	657,365	98,367

Administration Fees	72,487	159,738	20,486

Distribution Fees — Investor Class Shares	12,808	36,733	6,035

Distribution Fees — A Class Shares	812	—	—

Trustees’ Fees	2,901	6,251	822

Chief Compliance Officer Fees	515	1,107	142

Transfer Agent Fees	27,609	32,088	14,818

Registration Fees	25,667	23,894	18,102

Professional Fees	29,817	25,400	19,727

Printing Fees	5,743	12,174	1,601

Custodian Fees	5,420	9,040	1,612

Insurance and Other Expenses	37,370	16,364	5,323

Total Expenses	718,366	980,154	187,035

Less: Investment Advisory Fees Waived	—	—	(28,092)

Less: Fees Paid Indirectly	(58)	(61)	(4)

Net Expenses	718,308	980,093	158,939

Net Investment Income	3,861,746	3,744,047	915,433

Net Realized Gain (Loss) from Investments	(480,070)	1,665,202	284,829

Net Change in Unrealized Appreciation (Depreciation) on Investments	11,121,433	1,035,786	(293,853)

Net Realized and Unrealized Gain (Loss) on Investments	10,641,363	2,700,988	(9,024)

Increase in Net Assets Resulting from Operations	$14,503,109	$6,445,035	$906,409

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations:
Net Investment Income (Loss)	$(108,462)	$568,009
Net Realized Gain on Investments	27,800,868	19,362,795
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,541,076	68,019,731

Net Increase in Net Assets Resulting from Operations	42,233,482	87,950,535

Distributions:
Net Investment Income:
Institutional Class Shares	(12,687,207)	(29,507,815)
Investor Class Shares	(2,146,616)	(4,828,153)
A Class Shares	n/a	n/a

Total Distributions	(14,833,823)	(34,335,968)

Capital Share Transactions:
Institutional Class Shares:
Issued	12,347,160	36,374,424
Reinvestment of Dividends	6,400,714	13,734,711
Redeemed	(34,880,043)	(47,331,688)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(16,132,169)	2,777,447

Investor Class Shares:
Issued	990,235	2,867,306
Reinvestment of Dividends	2,109,846	4,729,005
Redeemed	(3,062,576)	(5,518,481)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	37,505	2,077,830

A Class Shares:
Issued	n/a	n/a
Reinvestment of Dividends	n/a	n/a
Redeemed	n/a	n/a

Net Increase (Decrease) in Net Assets from A Class Share Transactions	n/a	n/a

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,094,664)	4,855,277

Total Increase (Decrease) in Net Assets	11,304,995	58,469,844

Net assets:
Beginning of Year / Period	396,354,095	337,884,251

End of Year / Period	$407,659,090	$396,354,095

Share Transactions:
Institutional Class Shares:
Issued	728,421	2,670,702
Reinvestment of Dividends	378,398	1,035,347
Redeemed	(2,051,050)	(3,456,764)

Total Increase (Decrease) in Institutional Class Shares	(944,231)	249,285

Investor Class Shares:
Issued	59,324	211,039
Reinvestment of Dividends	127,099	362,875
Redeemed	(183,844)	(411,217)

Total Increase (Decrease) in Investor Class Shares	2,579	162,697

A Class Shares:
Issued	n/a	n/a
Reinvestment of Dividends	n/a	n/a
Redeemed	n/a	n/a

Total Increase (Decrease) in Investor Class Shares	n/a	n/a

Net Increase (Decrease) in Shares Outstanding	(941,652)	411,982

“n/a”	designates that the Fund does not offer this class.

Amounts	designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Total Return Bond Fund
Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

$50,084,255	$135,771,673
(17,923,754)	4,524,747
102,435,072	(138,036,077)

134,595,573	2,260,343

(47,850,467)	(125,231,018)
(6,404,003)	(18,817,985)
(43,781)	(69,877)

(54,298,251)	(144,118,880)

350,378,072	814,585,252
28,679,587	72,744,679
(569,000,634)	(1,124,079,814)

(189,942,975)	(236,749,883)

20,687,513	172,446,248
5,632,111	16,980,474
(85,428,241)	(258,805,689)

(59,108,617)	(69,378,967)

2,246,639	2,069,964
26,107	42,319
(68,999)	(1,249,029)

2,203,747	863,254

(246,847,845)	(305,265,596)

(166,550,523)	(447,124,133)

3,265,557,245	3,712,681,378

$3,099,006,722	$3,265,557,245

34,375,863	79,535,260
2,814,822	7,166,892
(55,938,054)	(111,528,936)

(18,747,369)	(24,826,784)

2,029,034	16,716,875
553,064	1,672,615
(8,398,936)	(25,724,465)

(5,816,838)	(7,334,975)

219,594	199,402
2,563	4,202
(6,787)	(121,865)

215,370	81,739

(24,348,837)	(32,080,020)

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Credit Fund
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations:
Net Investment Income	$3,861,746	$9,128,196
Net Realized Gain (Loss) on Investments	(480,070)	1,467,102
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,121,433	(7,833,816)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,503,109	2,761,482

Distributions:
Institutional Class Shares	(3,666,857)	(8,661,274)
Investor Class Shares	(184,855)	(490,081)
A Class Shares	(12,220)	(20,588)
Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—
A Class Shares	—	—

Total Distributions	(3,863,932)	(9,171,943)

Capital Share Transactions:
Institutional Class Shares:
Issued	7,636,171	37,159,580
Reinvestment of Dividends	727,987	1,647,783
Redeemed	(41,762,489)	(38,439,618)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(33,398,331)	367,745

Investor Class Shares:
Issued	256,440	1,414,840
Reinvestment of Dividends	181,012	480,065
Redeemed	(2,540,408)	(4,031,933)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(2,102,956)	(2,137,028)

A Class Shares:
Issued	97,818	310,042
Reinvestment of Dividends	10,783	19,157
Redeemed	(91,954)	(69,939)

Net Increase in Net Assets from A Class Share Transactions	16,647	259,260

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(35,484,640)	(1,510,023)

Total Increase (Decrease) in Net Assets	(24,845,463)	(7,920,484)

Net assets:
Beginning of Year / Period	205,635,280	213,555,764

End of Year / Period	$180,789,817	$205,635,280

Share Transactions:
Institutional Class Shares:
Issued	785,181	3,884,745
Reinvestment of Dividends	74,966	174,523
Redeemed	(4,275,750)	(4,104,654)

Total Increase (Decrease) in Institutional Class Shares	(3,415,603)	(45,386)

Investor Class Shares:
Issued	26,248	151,235
Reinvestment of Dividends	18,637	50,921
Redeemed	(260,633)	(435,001)

Total Increase (Decrease) in Investor Class Shares	(215,748)	(232,845)

A Class Shares:
Issued	9,885	32,436
Reinvestment of Dividends	1,110	2,046
Redeemed	(9,394)	(7,195)

Total Increase in A Class Shares	1,601	27,287

Net Increase (Decrease) in Shares Outstanding	(3,629,750)	(250,944)

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Low Duration Bond Fund		Municipal Bond Fund
Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

$3,744,047	$7,235,891	$ 915,433	$2,501,812
1,665,202	1,033,047	284,829	1,898,942
1,035,786	7,328,623	(293,853)	(583,889)

6,445,035	15,597,561	906,409	3,816,865

(3,633,109)	(6,816,119)	(2,489,867)	(2,608,571)
(226,247)	(420,280)	(234,876)	(126,907)
—	—	—	—

(776,070)	—	—	—
(62,644)	—	—	—
—	—	—	—

(4,698,070)	(7,236,399)	(2,724,743)	(2,735,478)

60,694,366	150,697,807	1,297,633	4,238,557
1,622,660	2,152,221	1,160,875	639,131
(51,052,703)	(75,899,277)	(8,194,145)	(105,843,582)

11,264,323	76,950,751	(5,735,637)	(100,965,894)

9,965,695	11,294,065	6,100,974	326,068
283,867	411,230	233,831	109,020
(7,185,699)	(10,306,698)	(6,230,191)	(2,051,724)

3,063,863	1,398,597	104,614	(1,616,636)

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

14,328,186	78,349,348	(5,631,023)	(102,582,530)

16,075,151	86,710,510	(7,449,357)	(101,501,143)

430,392,570	343,682,060	60,015,017	161,516,160

$446,467,721	$430,392,570	$52,565,660	$60,015,017

5,776,330	14,667,017	122,434	402,897
154,508	208,486	112,628	60,856
(4,858,850)	(7,368,009)	(775,727)	(10,024,880)

1,071,988	7,507,494	(540,665)	(9,561,127)

948,472	1,099,000	573,497	31,047
27,019	39,819	22,673	10,376
(683,893)	(999,666)	(586,108)	(194,614)

291,598	139,153	10,062	(153,191)

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

1,363,586	7,646,647	(530,603)	(9,714,318)

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2021 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund

Institutional Class Shares
2021***	$15.95	$—	$1.72	$1.72	$(0.01)	$(0.61)	$(0.62)	$17.05	10.83%	$346,946	0.63	%*	0.63	%*	(0.02	)%*	11	%**
2020	13.82	0.03	3.53	3.56	(0.04)	(1.39)	(1.43)	15.95	27.91	339,542	0.64		0.64		0.20		17
2019	14.49	0.05	1.09	1.14	(0.04)	(1.77)	(1.81)	13.82	10.34	290,773	0.63		0.63		0.34		25
2018	14.82	0.04	3.18	3.22	(0.03)	(3.52)	(3.55)	14.49	25.05	272,509	0.65		0.65		0.26		15
2017	13.61	0.04	2.51	2.55	(0.02)	(1.32)	(1.34)	14.82	20.54	251,675	0.79		0.79		0.27		16
2016	15.61	0.02	(0.32)	(0.30)	(0.02)	(1.68)	(1.70)	13.61	(1.72)	348,935	0.80		0.80		0.11		23

Investor Class Shares
2021***	$15.68	$(0.02)	$1.69	$1.67	$—	$(0.61)	$(0.61)	$16.74	10.69%	$60,713	0.87	%*	0.87	%*	(0.27	)%*	11	%**
2020	13.61	(0.01)	3.48	3.47	(0.01)	(1.39)	(1.40)	15.68	27.62	56,812	0.89		0.89		(0.05)		17
2019	14.30	0.01	1.08	1.09	(0.01)	(1.77)	(1.78)	13.61	10.05	47,111	0.88		0.88		0.09		25
2018	14.70	—	3.15	3.15	(0.03)	(3.52)	(3.55)	14.30	24.72	46,266	0.90		0.90		0.01		15
2017	13.51	0.01	2.50	2.51	—	(1.32)	(1.32)	14.70	20.33	40,287	1.04		1.04		0.04		16
2016	15.53	(0.02)	(0.32)	(0.34)	—	(1.68)	(1.68)	13.51	(2.01)	64,238	1.05		1.05		(0.14)		23

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2021.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2021 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

Total Return Bond Fund

Institutional Class Shares
2021***	$10.07	$0.16	$0.28	$0.44	$(0.18)	$—	$(0.18)	$10.33	4.38%	$2,714,776	0.47%	0.47%	3.17%	20%
2020	10.42	0.38	(0.32)	0.06	(0.41)	—	(0.41)	10.07	0.60	2,834,690	0.47	0.47	3.74	48
2019	10.28	0.39	0.13	0.52	(0.38)	—	(0.38)	10.42	5.19	3,191,392	0.47	0.48	3.77	40
2018	10.50	0.37	(0.20)	0.17	(0.37)	(0.02)	(0.39)	10.28	1.60	2,349,388	0.48	0.48	3.60	15
2017	10.52	0.39	(0.02)	0.37	(0.38)	(0.01)	(0.39)	10.50	3.63	1,918,126	0.51	0.51	3.68	24
2016	10.56	0.41	—	0.41	(0.40)	(0.05)	(0.45)	10.52	4.02	1,606,097	0.52	0.52	3.90	32

Investor Class Shares
2021***	$10.07	$0.15	$0.28	$0.43	$(0.17)	$—	(0.17)	$10.33	4.25%	$380,173	0.72%	0.72%	2.92%	20%
2020	10.41	0.35	(0.31)	0.04	(0.38)	—	(0.38)	10.07	0.44	429,079	0.72	0.72	3.47	48
2019	10.28	0.36	0.13	0.49	(0.36)	—	(0.36)	10.41	4.83	520,291	0.72	0.73	3.51	40
2018	10.50	0.35	(0.21)	0.14	(0.34)	(0.02)	(0.36)	10.28	1.35	374,298	0.73	0.73	3.35	15
2017	10.52	0.36	(0.02)	0.34	(0.35)	(0.01)	(0.36)	10.50	3.37	324,772	0.76	0.76	3.43	24
2016	10.56	0.38	—	0.38	(0.37)	(0.05)	(0.42)	10.52	3.76	260,702	0.77	0.77	3.65	32

A Class Shares
2021***	$10.06	$0.15	$0.28	$0.43	$(0.17)	$—	(0.17)	$10.32	4.27%	$4,058	0.72%	0.72%	2.94%	20%
2020	10.41	0.35	(0.32)	0.03	(0.38)	—	(0.38)	10.06	0.34	1,788	0.72	0.72	3.47	48
2019	10.28	0.36	0.11	0.47	(0.34)	—	(0.34)	10.41	4.69	998	0.82	0.83	3.49	40
2018(a)	10.29	0.05	(0.01)	0.04	(0.05)	—	(0.05)	10.28	0.44 **	193	0.88 *	0.88 *	3.05 *	15 **

Credit Fund

Institutional Class Shares
2021***	$9.47	$0.18	$0.54	$0.72	$(0.19)	$—	(0.19)	$10.00	7.72%	$170,836	0.71%	0.71%	3.68%	11%
2020	9.72	0.41	(0.25)	0.16	(0.41)	—	(0.41)	9.47	1.79	194,182	0.71	0.71	4.35	35
2019	9.78	0.40	0.06	0.46	(0.49)	(0.03)	(0.52)	9.72	4.88	199,800	0.70	0.70	4.18	19
2018	9.99	0.56	(0.17)	0.39	(0.47)	(0.13)	(0.60)	9.78	3.96	197,014	0.71	0.71	5.67	33
2017	9.63	0.55	0.30	0.85	(0.49)	—	(0.49)	9.99	9.08	163,210	0.81	0.81	5.57	27
2016	9.86	0.49	(0.24)	0.25	(0.48)^	—	(0.48)	9.63	2.79	129,395	0.83	0.83	5.27	36

Investor Class Shares
2021***	$9.46	$0.17	$0.53	$0.70	$(0.18)	$—	(0.18)	$9.98	7.48%	$9,265	0.96%	0.96%	3.43%	11%
2020	9.71	0.39	(0.25)	0.14	(0.39)	—	(0.39)	9.46	1.53	10,815	0.96	0.96	4.11	35
2019	9.77	0.38	0.05	0.43	(0.46)	(0.03)	(0.49)	9.71	4.62	13,366	0.95	0.95	3.93	19
2018	9.98	0.54	(0.18)	0.36	(0.44)	(0.13)	(0.57)	9.77	3.71	13,779	0.96	0.96	5.41	33
2017	9.62	0.52	0.31	0.83	(0.47)	—	(0.47)	9.98	8.82	13,317	1.06	1.06	5.28	27
2016	9.85	0.47	(0.25)	0.22	(0.45)^	—	(0.45)	9.62	2.54	10,565	1.08	1.08	5.02	36

A Class Shares
2021***	$9.45	$0.17	$0.54	$0.71	$(0.18)	$—	(0.18)	$9.98	7.60%	$689	0.96%	0.96%	3.43%	11%
2020	9.71	0.38	(0.25)	0.13	(0.39)	—	(0.39)	9.45	1.44	638	0.96	0.96	4.06	35
2019	9.76	0.37	0.06	0.43	(0.45)	(0.03)	(0.48)	9.71	4.60	390	1.05	1.05	3.83	19
2018(a)	9.80	0.08	(0.04)	0.04	(0.08)	—	(0.08)	9.76	0.36	160	1.11 *	1.11 *	4.68 *	33 **

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2021.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.005 per share.
(a)	Commenced operations onJune 1, 2018.
(1)	Per share data calculated using the average shares method.
Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2021 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Low Duration Bond Fund

Institutional Class Shares
2021***	$10.47	$0.09	$0.07	$0.16	$(0.09)	$(0.02)	(0.11)	$10.52	1.57%		$415,876	0.43%		0.43%		1.72%		28%
2020	10.28	0.20	0.19	0.39	(0.20)	—	(0.20)	10.47	3.86		402,977	0.44		0.44		1.96		71
2019	10.14	0.22	0.13	0.35	(0.21)	—	(0.21)	10.28	3.52		318,215	0.43		0.43		2.16		23
2018	10.25	0.19	(0.11)	0.08	(0.19)^	—	(0.19)	10.14	0.80		280,519	0.45		0.45		1.83		20
2017	10.28	0.18	(0.03)	0.15	(0.18)	—	(0.18)	10.25	1.48		244,575	0.46		0.46		1.80		26
2016	10.30	0.16	(0.01)	0.15	(0.17)	—	(0.17)	10.28	1.43		214,708	0.51		0.51		1.58		36

Investor Class Shares
2021***	$10.48	$0.08	$0.06	$0.14	$(0.08)	$(0.02)	(0.10)	$10.52	1.35%		$30,592	0.68%		0.68%		1.47%		28%
2020	10.28	0.18	0.20	0.38	(0.18)	—	(0.18)	10.48	3.70		27,415	0.69		0.69		1.72		71
2019	10.14	0.19	0.14	0.33	(0.19)	—	(0.19)	10.28	3.26		25,467	0.68		0.68		1.90		23
2018	10.25	0.16	(0.10)	0.06	(0.17)^	—	(0.17)	10.14	0.54		28,236	0.70		0.70		1.58		20
2017	10.28	0.16	(0.03)	0.13	(0.16)	—	(0.16)	10.25	1.24		28,317	0.71		0.71		1.55		26
2016	10.30	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.28	1.18		19,678	0.76		0.76		1.33		36

Municipal Bond Fund

Institutional Class Shares
2021***	$10.61	$0.14	$0.03	$0.17	$(0.14)	$(0.39)	$(0.53)	$10.25	1.62	%††	$47,893	0.54	%*	0.64	%*	2.55	%*	0	%**
2020	10.51	0.23	0.14	0.37	(0.27)	— ^^	(0.27)	10.61	3.56	††	55,286	0.46		0.56		2.19		19
2019	10.20	0.24	0.31	0.55	(0.24)	— ^^	(0.24)	10.51	5.49	††	155,224	0.41		0.51		2.31		9
2018	10.46	0.24	(0.21)	0.03	(0.25)	(0.04)	(0.29)	10.20	0.26	††	167,105	0.43		0.53		2.35		3
2017	10.70	0.24	(0.24)	—	(0.24)	—	(0.24)	10.46	0.00	††	259,606	0.42		0.52		2.28		21
2016	10.51	0.26	0.18	0.44	(0.25)	—	(0.25)	10.70	4.22	††	265,697	0.42		0.52		2.45		5

Investor Class Shares
2021***	$10.61	$0.12	$0.04	$0.16	$(0.12)	$(0.39)	$(0.51)	$10.26	1.59	%††	$4,673	0.79	%*	0.89	%*	2.29	%*	0	%**
2020	10.51	0.21	0.13	0.34	(0.24)	— ^^	(0.24)	10.61	3.30	††	4,729	0.73		0.83		1.96		19
2019	10.20	0.21	0.31	0.52	(0.21)	— ^^	(0.21)	10.51	5.21	††	6,292	0.66		0.76		2.07		9
2018	10.46	0.22	(0.22)	—	(0.22)	(0.04)	(0.26)	10.20	0.00	††	4,071	0.68		0.78		2.12		3
2017	10.70	0.21	(0.24)	(0.03)	(0.21)	—	(0.21)	10.46	(0.25	)††	5,440	0.67		0.77		2.03		21
2016	10.50	0.23	0.19	0.42	(0.22)	—	(0.22)	10.70	4.06	††	5,432	0.67		0.77		2.18		5

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2021.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.005 per share.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using the average shares method.
Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

Each Fund is a successor to a corresponding predecessor mutual fund of the same name that was a series of The Advisors’ Inner Circle Fund II (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Frost Investment Advisors, LLC (the “Adviser” or “Frost”) using substantially the same investment objectives, strategies, policies and restrictions as those used by its corresponding Fund. Each Predecessor Fund was reorganized into its corresponding Fund on June 24, 2019 in connection with each Fund’s commencement of operations (each, a “Reorganization”). Each Predecessor Fund is treated as the survivor of the relevant Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Funds for periods prior to June 24, 2019 is that of the Predecessor Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if avail- able. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not avail- able on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

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Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds dis- close fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2021, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review

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and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2021, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

For the period ended January 31, 2021, the Funds did not hold any Futures Contracts.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for

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temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2021, the Funds were charged as follows for these services: $151,528 in the Growth Equity Fund, $1,160,186 in the Total Return Bond Fund, $72,487 in the Credit Fund, $159,738 in the Low Duration Bond Fund, and $20,486 in the Municipal Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for share- holder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for share- holders’ accounts and other shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2022 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Predecessor Fund as it is for each Predecessor Fund’s corresponding Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Predecessor Fund as with its corresponding Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation, if any, for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**

Growth Equity Fund†	0.50%	1.25%	1.25%	N/A

Total Return Bond Fund	0.35%	0.95%	0.95%	0.95%

Credit Fund††	0.50%	1.00%	1.00%	1.00%

Low Duration Bond Fund	0.30%	0.95%	0.95%	N/A

Municipal Bond Fund†††	0.25%	N/A	N/A	N/A

†	Prior to September 1, 2017, the investment advisory fee was 0.65%.

††	Prior to September 1, 2017, the investment advisory fee was 0.60%.

†††	Prior to November 28, 2020, the investment advisory fee was 0.35%.

*	The Rate includes the distribution amount of 0.25%.

**	The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

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Prior to November 28, 2020, the Adviser had contractually agreed to waive the advisory fee for the Municipal Bond Fund by 0.01% (the “contractual fee reduction”) and had voluntarily agreed to reduce the advisory fee by an additional 0.09% (the “voluntary fee reduction”). In addition, the Adviser has voluntarily agreed to reduce its fees and/or reimburse expenses of the Frost Municipal Bond Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) for Institutional Class Shares and Investor Class Shares from exceeding 1.05% (the “voluntary expense limitation”). The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2021, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended January 31, 2021 were as follows:

	U.S. Government	Other	Total

Growth Equity Fund
Purchases	$—	$46,058,485	$46,058,485
Sales	—	73,804,372	73,804,372

Total Return Bond Fund
Purchases	340,581,766	242,458,670	583,040,436
Sales	255,759,654	533,343,634	789,103,288

Credit Fund
Purchases	—	17,974,942	17,974,942
Sales	—	33,712,386	33,712,386

	U.S. Government	Other	Total

Low Duration Bond Fund
Purchases	$—	$128,899,822	$128,899,822
Sales	1,966,289	106,985,480	108,951,769

Municipal Bond Fund
Purchases	—	—	—
Sales	—	7,880,757	7,880,757

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, market discount adjustment, amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and distribution reclassification. There were no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2020.

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The tax character of dividends and distributions declared during the years ended July 31, 2020 and July 31, 2019 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2020	$—	$895,116	$33,440,852	$—	$34,335,968
2019	—	792,945	38,925,590	—	39,718,535
Total Return Bond Fund
2020	—	144,118,880	—	—	144,118,880
2019	—	118,764,303	—	—	118,764,303
Credit Fund
2020	—	9,171,943	—	—	9,171,943
2019	—	10,589,414	753,974	—	11,343,388
Low Duration Bond Fund
2020	—	7,236,399	—	—	7,236,399
2019	—	6,717,942	—	—	6,717,942
Municipal Bond Fund
2020	2,486,538	221,093	27,847	—	2,735,478
2019	3,585,302	215,090	—	—	3,800,392

As of July 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$238,205	$—	$9,438,002	$—	$—	$—	$217,367,290	$7	$227,043,504
Total Return Bond Fund	151,075	—	—	(24,924,090)	—	—	(147,144,623)	26	(171,917,612)
Credit Fund	14,190	—	—	(1,449,822)	—	—	(8,109,541)	(3)	(9,545,176)
Low Duration Bond Fund	171,736	—	—	(566,543)	—	—	9,344,629	6	8,949,828
Municipal Bond Fund	459,725	—	1,409,563	—	—	—	2,818,648	(4)	4,687,932

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2019 through July 31, 2020, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through July 31, 2020 and specified losses realized on investment transactions from November 1, 2019 through July 31, 2020, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$9,664,851	$15,259,239	$24,924,090
Credit Fund	716,817	733,005	1,449,822
Low Duration Bond Fund	298,043	268,500	566,543

During the year ended July 31, 2020, Low Duration Bond Fund utilized $994,101 in capital loss carryforwards to offset capital gains.

The aggregate cost of investments for federal income tax purposes at January 31, 2021 is different from book purposes primarily due to wash sales loss deferrals and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2021 were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$172,552,797	$233,203,149	$(1,294,782)	$231,908,367
Total Return Bond Fund	3,104,217,220	161,524,972	(207,891,682)	(46,366,710)
Credit Fund	173,469,821	7,022,744	(4,025,423)	2,997,321
Low Duration Bond Fund	434,048,264	10,567,385	(186,970)	10,380,415
Municipal Bond Fund	47,735,144	2,533,094	(8,299)	2,524,795

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8. Risks:

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the under- lying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared

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to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Municipal Bond Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

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Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk (Credit Fund): The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIBOR Replacement Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Global health events and pandemics, such as COVID-19, have the ability to affect —quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each

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Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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9. Other:

On January 31, 2021, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	3	71.40%
Investor Class Shares	1	79.05%

Total Return Bond Fund
Institutional Class Shares	3	51.87%
Investor Class Shares	1	19.69%
A Class Shares	2	32.24%

Credit Fund
Institutional Class Shares	2	79.91%
Investor Class Shares	1	73.90%
A Class Shares	1	40.24%

Low Duration Bond Fund
Institutional Class Shares	2	55.54%
Investor Class Shares	1	57.46%

Municipal Bond Fund
Institutional Class Shares	1	42.07%
Investor Class Shares	2	91.30%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. New Accounting Pronouncement:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Under the new standard, the Total Return Bond Fund, Credit Fund, and Municipal Bond Fund have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended January 31, 2021. The adjustments to the cost basis of securities at the beginning of the period are as follows:

Total Return Bond Fund	$5,755,424
Credit Fund	197,083
Municipal Bond Fund	186,081

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2021.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2020 to January 31, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/31/2020	Ending Account Value 1/31/2021	Annualized Expense Ratios	Expense Paid During Period*

Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,108.30	0.63%	$3.35
Investor Class Shares	$1,000.00	$1,106.90	0.87%	$4.62
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.03	0.63%	$3.21
Investor Class Shares	$1,000.00	$1,020.82	0.87%	$4.43

Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,043.80	0.47%	$2.42
Investor Class Shares	$1,000.00	$1,042.50	0.72%	$3.71
A Class Shares	$1,000.00	$1,042.70	0.72%	$3.71
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.84	0.47%	$2.40
Investor Class Shares	$1,000.00	$1,021.58	0.72%	$3.67
A Class Shares	$1,000.00	$1,021.58	0.72%	$3.67

Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,077.20	0.71%	$3.72
Investor Class Shares	$1,000.00	$1,074.80	0.96%	$5.02
A Class Shares	$1,000.00	$1,076.00	0.96%	$5.02
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.63	0.71%	$3.62
Investor Class Shares	$1,000.00	$1,020.37	0.96%	$4.89
A Class Shares	$1,000.00	$1,020.37	0.96%	$4.89

	Beginning Account Value 7/31/2020	Ending Account Value 1/31/2021	Annualized Expense Ratios	Expense Paid During Period*

Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.70	0.43%	$2.18
Investor Class Shares	$1,000.00	$1,013.50	0.68%	$3.45
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.04	0.43%	$2.19
Investor Class Shares	$1,000.00	$1,021.78	0.68%	$3.47

Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,016.20	0.54%	0.27%
Investor Class Shares	$1,000.00	1,015.90	0.79%	4.01%
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.48	0.54%	0.28%
Investor Class Shares	$1,000.00	$1,021.22	0.79%	4.02%

*

Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

Frost Family of Funds

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

111 Houston Street, 10th Floor

San Antonio, Texas 78205

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 7, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: April 7, 2021